Document and Entity Information (USD $)	12 Months Ended
	Jul. 01, 2012	Aug. 10, 2012	Dec. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	STRATTEC SECURITY CORP
Entity Central Index Key	0000933034
Document Type	10-K
Document Period End Date	Jul 1, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--07-01
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 64,198,000
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		3,303,964

Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Consolidated Statements of Operations and Comprehensive Income [Abstract]
NET SALES	$ 279,234	$ 260,933	$ 207,964
Cost of goods sold	228,971	218,770	174,922
GROSS PROFIT	50,263	42,163	33,042
Engineering, selling and administrative expenses	33,804	33,443	29,939
Impairment Charge			223
Environmental Reserve Adjustment			(1,125)
Provision for (Recovery of) doubtful accounts	116		(421)
INCOME FROM OPERATIONS	16,343	8,720	4,426
Interest income	69	119	86
Equity (loss) earnings of joint ventures	(1,071)	1,246	1,008
Interest expense-related parties	(81)	(175)	(225)
Other income, net	582	220	312
INCOME BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTEREST	15,842	10,130	5,607
Provision for income taxes	3,589	2,540	1,666
NET INCOME	12,253	7,590	3,941
Net income attributable to non-controlling interest	3,460	2,172	520
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	8,793	5,418	3,421
COMPREHENSIVE (LOSS) INCOME:
NET INCOME	12,253	7,590	3,941
Change in cumulative translation adjustments	(2,080)	1,777	503
Pension and postretirement funded status adjustment, net of tax ($825, $5,178 and $7,348 for the twelve months ended 2010, 2011 and 2012 respectively)	(11,990)	8,450	(1,346)
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	(14,070)	10,227	(843)
COMPREHENSIVE (LOSS) INCOME	(1,817)	17,817	3,098
Comprehensive income attributed to non-controlling interest	3,397	2,208	525
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ (5,214)	$ 15,609	$ 2,573
EARNINGS PER SHARE:
Basic	$ 2.66	$ 1.65	$ 1.05
Diluted	$ 2.64	$ 1.63	$ 1.04
AVERAGE SHARES OUTSTANDING:
Basic	3,300	3,285	3,271
Diluted	3,330	3,323	3,280

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 17,487	$ 17,250
Receivables, less allowance for doubtful accounts of $500 at July 1, 2012 and $400 July 3, 2011	44,496	39,649
Inventories, net	21,236	22,135
Customer tooling in progress, net	4,434	2,788
Deferred income taxes	5,219	4,026
Other current assets	8,419	8,554
Total current assets	101,291	94,402
DEFERRED INCOME TAXES	9,742	3,639
INVESTMENT IN JOINT VENTURES	8,139	7,276
LOAN TO JOINT VENTURE		1,500
OTHER LONG-TERM ASSETS	536	635
PROPERTY, PLANT AND EQUIPMENT, NET	46,330	40,636
Total assets	166,038	148,088
CURRENT LIABILITIES:
Accounts payable	24,149	22,851
Loans from related parties		1,850
Accrued liabilities:
Payroll and benefits	19,233	15,546
Environmental	1,436	1,478
Warranty	4,958	3,856
Income taxes	2,934	1,734
Other	4,263	3,673
Total current liabilities	56,973	50,988
Commitments and Contingencies - see note on page 40
BORROWINGS UNDER CREDIT FACILITY
ACCRUED PENSION OBLIGATIONS	18,202	3,447
ACCRUED POSTRETIREMENT OBLIGATIONS	3,465	3,589
SHAREHOLDERS' EQUITY:
Common stock, authorized 12,000,000 shares, $.01 par value, issued 6,932,457 shares at July 1, 2012 and 6,920,557 shares at July 3, 2011	69	69
Capital in excess of par value	80,621	79,767
Retained earnings	171,590	164,138
Accumulated other comprehensive loss	(35,757)	(21,750)
Less: Treasury stock at cost (3,628,673 shares at July 1, 2012 and 3,631,079 shares at July 3, 2011)	(135,971)	(136,009)
Total STRATTEC SECURITY CORPORATION shareholders' equity	80,552	86,215
Non-controlling interest	6,846	3,849
Total shareholders' equity	87,398	90,064
Total liabilities and shareholders' equity	$ 166,038	$ 148,088

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 500	$ 400
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	12,000,000	12,000,000
Common stock, shares issued	6,932,457	6,920,557
Treasury stock, shares	3,628,673	3,631,079

Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling Interest
Beginning Balance at Jun. 28, 2009	$ 72,557	$ 69	$ 79,247	$ 159,285	$ (31,094)	$ (136,089)	$ 1,139
Net income	3,941			3,421			520
Translation adjustments	503				499		4
Pension and postretirement funded status adjustment, net of tax ($825, $5,178 and $7,348 for the twelve months ended 2010, 2011 and 2012 respectively)	(1,346)				(1,346)
Share of premium on equity method ownership	(409)		(409)
Stock-based compensation and shortfall tax benefit	464		464
Stock Option Exercises	35		35
Employee stock purchases	44		2			42
Ending Balance at Jun. 27, 2010	75,789	69	79,339	162,706	(31,941)	(136,047)	1,663
Net income	7,590			5,418			2,172
Translation adjustments	1,777				1,741		36
Pension and postretirement funded status adjustment, net of tax ($825, $5,178 and $7,348 for the twelve months ended 2010, 2011 and 2012 respectively)	8,450				8,450
Cash dividends declared ($1.20 and $0.40 per share for the twelve months ended 2011 and 2012 respectively)	(3,986)			(3,986)
Purchase of additional interest in Majority Owned Subsidiary	(22)						(22)
Stock-based compensation and shortfall tax benefit	364		364
Stock Option Exercises	40		40
Employee stock purchases	62		24			38
Ending Balance at Jul. 03, 2011	90,064	69	79,767	164,138	(21,750)	(136,009)	3,849
Net income	12,253			8,793			3,460
Translation adjustments	(2,080)				(2,017)		(63)
Pension and postretirement funded status adjustment, net of tax ($825, $5,178 and $7,348 for the twelve months ended 2010, 2011 and 2012 respectively)	(11,990)				(11,990)
Cash dividends declared ($1.20 and $0.40 per share for the twelve months ended 2011 and 2012 respectively)	(1,341)			(1,341)
Cash dividends paid to non-controlling interests of subsidiaries	(400)						(400)
Stock-based compensation and shortfall tax benefit	806		806
Stock Option Exercises	33		33
Employee stock purchases	53		15			38
Ending Balance at Jul. 01, 2012	$ 87,398	$ 69	$ 80,621	$ 171,590	$ (35,757)	$ (135,971)	$ 6,846

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Pension and postretirement funded status adjustment tax impact	$ 7,348	$ 5,178	$ 825
Cash dividend declared per share	$ 0.4	$ 1.2
Tax benefit on restricted stock dividends	7	15
Capital in Excess of Par Value
Tax benefit on restricted stock dividends	7	15
Retained Earnings
Cash dividend declared per share	$ 0.4	$ 1.2
Accumulated Other Comprehensive Loss
Pension and postretirement funded status adjustment tax impact	$ 7,348	$ 5,178	$ 825

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 12,253	$ 7,590	$ 3,941
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss (earnings) in joint venture	1,071	(1,246)	(1,008)
Depreciation and amortization	6,809	6,619	7,143
Foreign currency transaction (gain) loss	(1,369)	836	283
Unrealized loss (gain) on peso option contracts	640	(245)
Loss (gain) on disposition of property, plant and equipment	30	(6)	50
Deferred income taxes	54	(177)	3,428
Stock based compensation expense	825	621	468
Provision for (Recovery of) doubtful accounts	116		(421)
Impairment Charge			223
Environmental reserve adjustment			(1,125)
Loss on curtailment of employee benefits			505
Change in operating assets and liabilities:
Receivables	(5,394)	(3,309)	(18,301)
Inventories	899	(5,049)	(497)
Other assets	(2,130)	(183)	3,181
Accounts payable and accrued liabilities	3,437	2,902	12,192
Other, net		18	3
Net cash provided by operating activities	17,241	8,371	10,065
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in joint ventures	(200)	(450)	(100)
Restricted cash		2,100	(2,100)
Loan to joint venture			(2,500)
Proceeds from repayment of loan to joint venture			1,000
Additions to property, plant and equipment	(13,558)	(9,531)	(6,903)
Purchase of additional interest in majority owned subsidiary		(22)
Proceeds received on sale of property, plant and equipment	19	111	21
Net cash used in investing activities	(13,739)	(7,792)	(10,582)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of stock options and employee stock purchases	82	90	72
Excess tax benefits from stock-based compensation	4	12	9
Dividends paid to non-controlling interests of subsidiaries	(400)
Dividends paid	(1,341)	(3,989)
Repayment of loan from related parties	(1,850)	(1,150)	(225)
Net cash used in financing activities	(3,505)	(5,037)	(144)
FOREIGN CURRENCY IMPACT ON CASH	240	(159)	(236)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	237	(4,617)	(897)
CASH AND CASH EQUIVALENTS
Beginning of year	17,250	21,867	22,764
End of year	17,487	17,250	21,867
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid (recovered)	2,721	1,394	(2,963)
Interest paid - related parties	$ 115	$ 188	$ 250

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
Jul. 01, 2012
Consolidated Statements of Cash Flows [Abstract]
Principal amount on outstanding loan terminated and converted to additional capital contributions in the joint venture investment	$ 1,500,000
Accrued interest amounts terminated and converted to additional capital contributions in the joint venture investment	$ 112,000

Organization and Summary of Significant Accounting Policies	12 Months Ended
Jul. 01, 2012
Organization and Summary of Significant Accounting Policies [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

STRATTEC SECURITY CORPORATION designs, develops, manufactures and markets automotive access control products including mechanical locks and keys, electronically enhanced locks and keys, steering column and instrument panel ignition lock housings, latches, power sliding side door systems, power lift gate systems, power deck lid systems, door handles and related products for primarily North American automotive customers. We also supply global automotive manufacturers through a unique strategic relationship with WITTE Automotive of Velbert, Germany and ADAC Automotive of Grand Rapids, Michigan. Under this relationship, STRATTEC, WITTE and ADAC market our products to global customers under the “VAST” brand name (as more fully described herein). STRATTEC products are shipped to customer locations in the United States, Canada, Mexico, Europe, South America, Korea and China, and we provide full service and aftermarket support for our products.

The accompanying consolidated financial statements reflect the consolidated results of STRATTEC SECURITY CORPORATION, its wholly owned Mexican subsidiary, STRATTEC de Mexico, and its majority owned subsidiaries, ADAC-STRATTEC, LLC and STRATTEC POWER ACCESS LLC. STRATTEC SECURITY CORPORATION is located in Milwaukee, Wisconsin. STRATTEC de Mexico is located in Juarez, Mexico. ADAC-STRATTEC, LLC and STRATTEC POWER ACCESS LLC have operations in El Paso, Texas and Juarez, Mexico. Equity investments in Vehicle Access Systems Technology LLC (“VAST LLC”) for which we exercise significant influence but do not control and are not the primary beneficiary, are accounted for using the equity method. VAST LLC consists primarily of three wholly owned subsidiaries in China and one joint venture in Brazil. We have only one reporting segment.

The significant accounting policies followed in the preparation of these financial statements, as summarized in the following paragraphs, are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

Principles of Consolidation and Presentation: The accompanying consolidated financial statements include the accounts of STRATTEC SECURITY CORPORATION, its wholly owned Mexican subsidiary, and its majority owned subsidiaries. Equity investments for which STRATTEC exercises significant influence but does not control and is not the primary beneficiary are accounted for using the equity method. All significant inter-company transactions and balances have been eliminated.

Reclassifications and Other Adjustments: Certain reclassifications have been made to the 2010 Consolidated Statement of Cash Flows to conform to the 2011 and 2012 presentation. The reclassifications were made to correct the 2010 presentation of net income in the Consolidated Statements of Cash Flows to properly include net income attributable to non-controlling interest. The correction did not change previously reported net cash provided by operating activities.

Fiscal Year: Our fiscal year ends on the Sunday nearest June 30. The years ended July 1, 2012, July 3, 2011 and June 27, 2010 are comprised of 52, 53 and 52 weeks, respectively.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses for the periods presented. These estimates and assumptions could also affect the disclosure of contingencies. Actual results and outcomes may differ from management’s estimates and assumptions.

Cash and Cash Equivalents: Cash and cash equivalents include all short-term investments with an original maturity of three months or less due to the short-term nature of the instruments. Excess cash balances are placed in a money market account at a high quality financial institution and in short-term commercial paper.

Derivative Instruments: We own and operate manufacturing operations in Mexico. As a result, a portion of our manufacturing costs are incurred in Mexican pesos, which causes our earnings and cash flows to fluctuate as a result of changes in the U.S. dollar / Mexican peso exchange rate. Beginning in January 2011, we entered into agreements with Bank of Montreal that provide for two weekly Mexican peso currency option contracts for a portion of our weekly estimated peso denominated operating costs. Current contracts with Bank of Montreal extend through June 28, 2013. The two weekly option contracts are for equivalent notional amounts. The contracts that were effective during fiscal 2011 and 2012 expired July 6, 2012, and provided for the purchase of Mexican pesos at a U.S. dollar / Mexican peso exchange rate of 11.85 if the spot rate at the weekly expiry date was below 11.85 or for the purchase of Mexican pesos at a U.S. dollar / Mexican peso exchange rate of 12.85 if the spot rate at the weekly expiry date was above 12.85. Additional contracts that are effective July 6, 2012 through June 28, 2013 provide for the purchase of Mexican pesos at an average U.S. dollar / Mexican peso exchange rate of 12.40 if the spot rate at the weekly expiry date is below an average of 12.40 or for the purchase of Mexican pesos at an average U.S. dollar / Mexican peso exchange rate of 13.40 if the spot rate at the weekly expiry date is above an average of 13.40. Our objective in entering into these currency option contracts is to minimize our earnings volatility resulting from changes in exchange rates affecting the U.S. dollar cost of our Mexican operations. The Mexican peso option contracts are not used for speculative purposes and are not designated as hedges. As a result, all currency option contracts are recognized in our accompanying consolidated financial statements at fair value and changes in the fair value of the currency option contracts are reported in current earnings as part of Other Income, net. The premiums to be paid and received under the weekly Mexican peso currency option contracts net to zero, and as a result, premiums related to the contracts did not impact our earnings.

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The following table quantifies the outstanding Mexican peso currency option contracts as of July 1, 2012 (thousands of dollars, except average option contractual exchange rate):

	Effective Dates	Notional Amount	Average Option Contractual Exchange Rate	Fair Value
Buy MXP/Sell USD	July 2, 2012-July 6, 2012	$684	11.85	$—
Buy MXP/Sell USD	July 2, 2012-July 6, 2012	$684	12.85	$(26)
Buy MXP/Sell USD	July 6, 2012-June 28, 2013	$10,200	12.40	$80
Buy MXP/Sell USD	July 6, 2012-June 28, 2013	$10,200	13.40	$(449)

The fair market value of all outstanding Mexican peso option contracts in the accompanying Consolidated Balance Sheets was as follows (thousands of dollars):

	July 1, 2012	July 3, 2011
Not Designated as Hedging Instruments:
Other current assets:
Mexican peso option contracts	$—	$245
Other current liabilities:
Mexican peso option contracts	$(395)	$—

The pre-tax effects of the peso option contracts on the accompanying Consolidated Statements of Operations and Comprehensive (Loss) Income consisted of the following (thousands of dollars):

	Other Income, net
	July 1, 2012	July 3, 2011
Not Designated as Hedging Instruments:
Realized Gain	$18	$33
Realized (loss)	$(438)	$—
Unrealized (loss) gain	$(640)	$245

Fair Value of Financial Instruments: The fair value of our cash and cash equivalents, accounts receivable, accounts payable, and loans from and to related parties approximated book value as of July 1, 2012 and July 3, 2011. Fair Value is defined as the exchange price that would be received for an asset or paid for a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. There is an established fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable. Level 1—Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets. Level 2—Inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. These are typically obtained from readily-available pricing sources for comparable instruments. Level 3—Unobservable inputs, where there is little or no market activity for the asset or liability. These inputs reflect the reporting entity’s own assumptions of the data that market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of July 1, 2012 and July 3, 2011 (thousands of dollars):

	July 1, 2012				July 3, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$209	$—	$—	$209	$306	$—	$—	$306
Mid Cap	206	—	—	206	294	—	—	294
Large Cap	640	—	—	640	776	—	—	776
U.S. Treasury Securities	2,512	—	—	2,512	2,601	—	—	2,601
Cash and Cash Equivalents	806	—	—	806	372	—	—	372
Mexican peso option contracts	—	80	—	80	—	414	—	414

Total assets at fair value	$4,373	$80	$—	$4,453	$4,349	$414	$—	$4,763

Liabilities:
Mexican peso option contracts	$—	$475	$—	$475	$—	$169	$—	$169

The Rabbi Trust assets fund our supplemental executive retirement plan and are included in Other Current Assets in the accompanying Consolidated Balance Sheets. The Rabbi Trust assets are classified as Level 1 assets. Refer to discussion of Mexican peso option contracts under Derivative Instruments above. The fair value of the Mexican Peso option contracts are based on an option pricing model that considers the remaining term, current exchange rate and volatility of the underlying foreign currency base. There were no transfers between Level 1 and Level 2 assets during 2012.

Receivables: Receivables consist primarily of trade receivables due from Original Equipment Manufacturers in the automotive industry and locksmith distributors relating to our service and aftermarket business. We evaluate the collectability of receivables based on a number of factors. An allowance for doubtful accounts is recorded for significant past due receivable balances based on a review of the past due items, general economic conditions and the industry as a whole. In 2009, we recorded a $500,000 provision for doubtful accounts in connection with Chrysler LLC’s and General Motors Corporation’s filing for Chapter 11 bankruptcy protection for certain of their U.S. legal entities on April 30, 2009 and June 1, 2009, respectively. All uncollectible receivables related to the bankruptcy filings were written off against the $500,000 reserve during 2010. However, as a result of subsequent payments received, $421,000 of the $500,000 provision was recorded as a recovery of allowance for doubtful accounts during 2010. Changes in the allowance for doubtful accounts are as follows (thousands of dollars):

	Balance, Beginning of Year	Provision (Recovery) for Doubtful Accounts	Net (Write-Offs) Recoveries	Balance, End of Year
Year ended July 1, 2012	$400	$116	$(16)	$500
Year ended July 3, 2011	$400	$—	$—	$400
Year ended June 27, 2010	$750	$(421)	$71	$400

Inventories: Inventories are comprised of material, direct labor and manufacturing overhead, and are stated at the lower of cost or market using the first-in, first-out (“FIFO”) cost method of accounting. Inventories consist of the following (thousands of dollars):

	July 1, 2012	July 3, 2011
Finished products	$5,313	$5,899
Work in process	5,659	5,557
Purchased materials	11,564	11,879

	22,536	23,335
Excess and obsolete reserve	(1,300)	(1,200)

Inventories, net	$21,236	$22,135

We record a reserve for excess and obsolete inventory based on historical and estimated future demand and market conditions. The reserve level is determined by comparing inventory levels of individual materials and parts to historical usage and estimated future sales by analyzing the age of the inventory in order to identify specific material and parts that are unlikely to be sold. Technical obsolescence and other known factors are also considered in evaluating the reserve level. The activity related to the excess and obsolete inventory reserve is as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended July 1, 2012	$1,200	$385	$285	$1,300
Year ended July 3, 2011	$1,418	$334	$552	$1,200
Year ended June 27, 2010	$975	$643	$200	$1,418

Customer Tooling in Progress: We incur costs related to tooling used in component production and assembly. Costs for development of certain tooling, which will be directly reimbursed by the customer whose parts are produced from the tool, are accumulated on the balance sheet and are then billed to the customer. The accumulated costs are billed upon formal acceptance by the customer of products produced with the individual tool. Other tooling costs are not directly reimbursed by the customer. These costs are capitalized and amortized over the life of the related product based on the fact that the related tool will be used over the life of the supply arrangement. To the extent that estimated costs exceed expected reimbursement from the customer we will recognize a loss.

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Repair and Maintenance Supply Parts: We maintain an inventory of repair and maintenance supply parts in support of operations. This inventory includes critical repair parts for all production equipment as well as general maintenance items. The inventory of critical repair parts is required to avoid disruptions in our customers’ just-in-time production schedules due to a lack of spare parts when equipment break-downs occur. All required critical repair parts are on hand when the related production equipment is placed in service and maintained to satisfy the customer model life production and service requirements, which may be 12 to 15 years. As repair parts are used, additional repair parts are purchased to maintain a minimum level of spare parts inventory. Depending on maintenance requirements during the life of the equipment, excess quantities of repair parts arise. Excess quantities are kept on hand and are not disposed of until the equipment is no longer in service. A repair and maintenance supply parts reserve is maintained to recognize the normal adjustment of inventory for obsolete and slow moving supply and maintenance parts. The adequacy of the reserve is reviewed periodically in relation to the repair parts inventory balances. The gross balance of the repair and maintenance supply parts inventory was approximately $1.9 million at July 1, 2012 and $2.1 million at July 3, 2011. The repair and maintenance supply parts inventory balance is included in Other Current Assets in the accompanying Consolidated Balance Sheets. The activity related to the repair and maintenance supply parts reserve is as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year

Year ended July 1, 2012	$695	$200	$395	$500
Year ended July 3, 2011	$680	$78	$63	$695
Year ended June 27, 2010	$630	$78	$28	$680

Goodwill and Other Intangibles: Based upon the annual goodwill impairment review completed during 2010, we determined that goodwill related to STRATTEC POWER ACCESS LLC, which resulted from the purchase of the Delphi Power Products business in 2009, was impaired. Accordingly, a non-cash impairment charge of $223,000 was recognized in 2010 to write-off the related goodwill amount.

Intangible assets that have defined useful lives acquired in the purchase of the Delphi Power Products business in 2009 consist of patents, engineering drawings and software. The carrying value and accumulated amortization were as follows (thousands of dollars):

	July 1, 2012	July 3, 2011
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(354)	(255)

	$536	$635

The remaining useful life of the intangible assets in the table above is approximately 5.4 years. Intangible amortization expense was $99,000 for each of the years ended July 1, 2012, July 3, 2011 and June 27, 2010. Estimated intangible amortization expense for each of the next five fiscal years is $99,000.

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	20 to 35 years
Machinery and equipment	3 to 10 years

Property, plant and equipment consist of the following (thousands of dollars):

	July 1, 2012	July 3, 2011
Land and improvements	$2,809	$3,078
Buildings and improvements	18,522	18,983
Machinery and equipment	130,683	119,303

	152,014	141,364
Less: accumulated depreciation	(105,684)	(100,728)

	$46,330	$40,636

Depreciation expense for the years ended July 1, 2012, July 3, 2011 and June 27, 2010 totaled approximately $6.7 million, $6.5 million and $7.0 million, respectively.

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	July 1, 2012	July 3, 2011
Gross book value	$62,497	$58,902
Net book value	$20,434	$19,360

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment recognized is measured by the excess of the carrying amount of the asset over the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less estimated costs to sell. There were no impairments recorded in the years ended July 1, 2012, July 3, 2011 or June 27, 2010.

Expenditures for repairs and maintenance are charged to expense as incurred. Expenditures for major renewals and betterments, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated. Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted:

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2012	41%	14
2011	40%	11
2010	34%	8

We have long-term contracts or arrangements with most of our suppliers to guarantee the availability of raw materials and component parts.

Labor Concentrations: We had approximately 2,507 full-time associates of which approximately 217 or 8.7 percent were represented by a labor union at July 1, 2012. The associates represented by a labor union account for all production associates at our Milwaukee facility. The current contract with the unionized associates is effective through June 29, 2014.

Revenue Recognition: Revenue is recognized upon the shipment of products, which is when title passes, payment terms are final, we have no remaining obligations and the customer is required to pay. Revenue is recognized net of estimated returns and discounts, which is recognized as a deduction from revenue at the time of the shipment.

Research and Development Costs: Expenditures relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred. Research and development expenditures were approximately $1.2 million in 2012, $1.5 million in 2011, and $900,000 in 2010.

Other Income, Net: Net other income included in the accompanying Consolidated Statements of Operations and Comprehensive (Loss) Income primarily includes foreign currency transaction gains and losses, realized and unrealized gains and losses on Mexican peso option contracts and Rabbi Trust gains. Foreign currency transaction gains and losses are the result of foreign currency transactions entered into by our Mexican subsidiaries and fluctuations in foreign currency cash balances. We entered into the Mexican peso currency option contracts to minimize earnings volatility resulting from changes in exchange rates affecting the U.S. dollar cost of our Mexican operations. The Rabbi Trust funds our supplemental executive retirement plan. The investments held in the Trust are considered trading securities. The impact of these items for the periods presented is as follows (thousands of dollars):

	Years Ended
	July 1, 2012	July 3, 2011	June 27, 2010
Foreign currency transaction gain (loss)	$1,369	$(836)	$(283)
Rabbi Trust gain	24	384	431
Unrealized (loss) gain on Mexican peso option contracts	(640)	245	—
Realized (loss) gain on Mexican peso option contracts	(420)	33	—
Other	249	394	164

	$582	$220	$312

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Self Insurance Plans: We have self-insured medical and dental plans covering all eligible U.S. associates. The claims handling process for the self-insured plans are managed by a third party administrator. Stop-loss insurance coverage limits our liability on a per individual per calendar year basis. The per individual per calendar year stop-loss limit was $150,000 in each calendar year 2009 through 2012. Prior to January 1, 2011, each covered individual could receive up to $2 million in total benefits during his or her lifetime. Effective January 1, 2011, under Health Care Reform, there is no lifetime maximum for overall benefits.

The expected ultimate cost for claims incurred under the self-insured medical and dental plans as of the balance sheet date is not discounted and is recognized as an expense. The expected ultimate cost of claims is estimated based upon the aggregate liability for reported claims and an estimated liability for claims incurred but not reported, which is based on analysis of historical data, current trends and information available from the insurance carrier. The expected ultimate cost for claims incurred under the self-insured medical and dental plans that has not been paid as of the balance sheet date is included in the accrued payroll and benefits liabilities amount in our accompanying Consolidated Balance Sheets.

Changes in the balance sheet amounts for self-insured plans are as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended July 1, 2012	$320	$4,148	$4,148	$320
Year ended July 3, 2011	$320	$3,077	$3,077	$320
Year ended June 27, 2010	$300	$3,041	$3,021	$320

Warranty Reserve: We have a warranty liability recorded related to our exposure to warranty claims in the event our products fail to perform as expected, and we may be required to participate in the repair costs incurred by our customers for such products. The recorded warranty liability balance involves judgment and estimates. Our liability estimate is based on an analysis of historical warranty data as well as current trends and information, including our customers’ recent extension of their warranty programs. Recently, our largest customers have extended their warranty protection for their vehicles and have since demanded higher warranty cost sharing arrangements from their suppliers, including STRATTEC. As a result of these actions, during 2012, 2011 and 2010 we increased our provision to cover these exposures. Moreover, in 2011, the warranty provision was increased by $1.15 million as a result of our share of the cost associated with a customer’s specific warranty claim involving our product. As of July 1, 2012, $205,000 of the $1.15 million has been paid and the remaining balance of $895,000 remains accrued.

Changes in the warranty reserve are as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended July 1, 2012	$3,856	$2,050	$948	$4,958
Year ended July 3, 2011	$1,718	$2,807	$669	$3,856
Year ended June 27, 2010	$221	$2,560	$1,063	$1,718

Foreign Currency Translation: The financial statements of our foreign subsidiaries and equity investees are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and the average exchange rate for each applicable period for sales, costs and expenses. Foreign currency translation adjustments are included as a component of other accumulated comprehensive loss. Foreign currency transaction gains and losses are included in other income, net in the accompanying Consolidated Statement of Operations and Comprehensive (Loss) Income.

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss is comprised of the following (thousands of dollars):

	July 1, 2012	July 3, 2011	June 27, 2010
Unrecognized pension and postretirement benefit liabilities, net of tax	$31,762	$19,772	$28,222
Foreign currency translation	3,995	1,978	3,719

	$35,757	$21,750	$31,941

Deferred taxes have not been provided for the foreign currency translation adjustments.

Accounting For Stock-Based Compensation: We maintain an omnibus stock incentive plan. This plan provides for the granting of stock options, shares of restricted stock and stock appreciation rights. The Board of Directors has designated 1,700,000 shares of common stock available for the grant of awards under the plan. Remaining shares available to be granted under the plan as of July 1, 2012 were 170,743. Awards that expire or are cancelled without delivery of shares become available for re-issuance under the plan. We issue new shares of common stock to satisfy stock option exercises.

Nonqualified and incentive stock options and shares of restricted stock have been granted to our officers, outside directors and specified associates under the stock incentive plan. Stock options granted under the plan may not be issued with an exercise price less than the fair market value of the common stock on the date the option is granted. Stock options become exercisable as determined at the date of grant by the Compensation Committee of our Board of Directors. The options expire 5 to 10 years after the grant date unless an earlier expiration date is set at the time of grant. The options vest 1 to 4 years after the date of grant. Shares of restricted stock granted under the plan are subject to vesting criteria determined by the Compensation Committee of our Board of Directors at the time the shares are granted and have a minimum vesting period of three years from the date of grant. Restricted shares granted have voting and dividend rights, regardless of whether the shares are vested or unvested. The restricted stock grants issued to date vest 3 years after the date of grant.

The fair value of each stock option grant was estimated as of the date of grant using the Black-Scholes pricing model. The resulting compensation cost for fixed awards with graded vesting schedules is amortized on a straight-line basis over the vesting period for the entire award. The expected term of awards granted is determined based on historical experience with similar awards, giving consideration to the contractual terms and vesting schedules. The expected volatility is determined based on our historical stock prices over the most recent period commensurate with the expected term of the award. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Expected pre-vesting option forfeitures are based primarily on historical data. The fair value of each restricted stock grant was based on the market price of the underlying common stock as of the date of grant. The resulting compensation cost is amortized on a straight line basis over the vesting period. We record stock based compensation only for those awards that are expected to vest.

As of July 1, 2012, there was $695,000 of total unrecognized compensation cost related to stock options granted under the plan. This cost is expected to be recognized over a weighted average period of 10 months. As of July 1, 2012, there was $466,000 of total unrecognized compensation cost related to unvested restricted stock grants outstanding under the plan. This cost is expected to be recognized over a weighted average period of 11 months. Total unrecognized compensation cost will be adjusted for any future changes in estimated and actual forfeitures.

Cash received from option exercises was $28,000 in 2012 and 2011. The related income tax benefit was $9,000 in 2012 and $18,000 in 2011, respectively.

The intrinsic value of stock options exercised and the fair value of stock options vested are as follows (in thousands of dollars):

	Years Ended
	July 1, 2012	July 3, 2011	June 27, 2010
Intrinsic value of options exercised	$26	$44	$35
Fair value of stock options vested	$268	$293	$114

The grant date fair values and assumptions used to determine compensation expense in 2012, 2011 and 2010 are as follows:

Options Granted During	2012	2011	2010
Weighted average grant date fair value:
Options issued at grant date market value	n/a	n/a	$8.95
Options issued above grant date market value	$10.29	$7.48	n/a
Assumptions:
Risk free interest rates	1.23%	1.08%	3.14%
Expected volatility	59.88%	59.89%	49.73%
Expected dividend yield	1.74%	1.54%	—
Expected term (in years)	6.0	4.0	6.0

No dividends were assumed in the grant date fair value calculations in 2010 as we did not intend to pay cash dividends on our common stock as of the grant date.

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The range of options outstanding as of July 1, 2012 was as follows:

	Number of Options Outstanding/Exercisable	Weighted Average Exercise Price Outstanding/Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$26.53	244,800/104,700	$17.93/$14.33	6.7
$44.93-$63.25	88,000/88,000	$56.72/$56.72	1.6

		$28.19/$33.69

Investment in Joint Ventures	12 Months Ended
Jul. 01, 2012
Investment in Joint Ventures and Equity (Loss) Earnings of Joint Ventures [Abstract]
INVESTMENT IN JOINT VENTURES

INVESTMENT IN JOINT VENTURES

We participate in certain Alliance Agreements with WITTE Automotive (“WITTE”) and ADAC Automotive (“ADAC”). WITTE, of Velbert, Germany, is a privately held automotive supplier. WITTE designs, manufactures and markets automotive components, including locks and keys, hood latches, rear compartment latches, seat back latches, door handles and specialty fasteners. WITTE’s primary market for these products has been Europe. ADAC, of Grand Rapids, Michigan, is a privately held automotive supplier and manufactures engineered products, including door handles and other automotive trim parts, utilizing plastic injection molding, automated painting and various assembly processes.

The Alliance agreements include a set of cross-licensing agreements for the manufacture, distribution and sale of WITTE products by STRATTEC and ADAC in North America, and the manufacture, distribution and sale of STRATTEC and ADAC products by WITTE in Europe. Additionally, a joint venture company, Vehicle Access Systems Technology LLC (“VAST LLC”), in which WITTE, STRATTEC and ADAC each hold a one-third interest, exists to seek opportunities to manufacture and sell the companies’ products in areas of the world outside of North America and Europe.

VAST do Brasil, a joint venture between VAST LLC and Ifer do Brasil Ltda., services customers in South America. VAST Fuzhou, VAST Great Shanghai and VAST China Co. (collectively known as VAST China), provide a base of operations to service our automotive customers in the Asian market. Effective November 20, 2009, VAST LLC purchased the 40 percent non-controlling interest owned by its former partners in the joint ventures in China. VAST LLC also maintains branch offices in South Korea and Japan in support of customer sales and engineering requirements.

The VAST LLC investments are accounted for using the equity method of accounting. The activities related to the VAST LLC joint ventures resulted in equity loss of joint ventures to STRATTEC of approximately $1.1 million during 2012, and equity earnings of joint ventures to STRATTEC of approximately $1.2 million during 2011 and $1.0 million during 2010. During 2012 our joint ventures in China and Brazil both incurred relocation costs associated with moves to new facilities and start-up costs associated with a new product line. Both of these items resulted in STRATTEC incurring an equity loss from joint ventures in 2012 compared to 2011 in which STRATTEC had equity earnings from joint ventures. We anticipate these transition costs and related losses to continue during our 2013 fiscal year relating to our VAST China operations. In addition, the 2012 equity loss also included a goodwill impairment charge relating to VAST China. STRATTEC’s portion amounted to $284,000. During 2012, cash capital contributions totaling $600,000 were made to VAST LLC in support of general operating expenses. STRATTEC’s portion of the cash capital contributions totaled $200,000. During 2011, cash capital contributions totaling $1,350,000 were made to VAST LLC in support of general operating expenses. STRATTEC’s portion of the cash capital contributions totaled $450,000.

In fiscal year 2007, we entered into a joint venture with ADAC forming ADAC-STRATTEC LLC, a Delaware limited liability company. The joint venture was created to establish injection molding and door handle assembly operations in Mexico. STRATTEC originally held a 50.1 percent interest in ADAC-STRATTEC LLC. Effective June 28, 2010, STRATTEC purchased an additional .9 percent interest from ADAC and now owns 51 percent. A Mexican entity, ADAC-STRATTEC de Mexico, exists and is wholly owned by ADAC-STRATTEC LLC. ADAC-STRATTEC LLC’s financial results are consolidated with the financial results of STRATTEC and resulted in increased net income to STRATTEC of approximately $1.7 million in 2012, approximately $910,000 in 2011, and approximately $114,000 in 2010.

Effective November 30, 2008, STRATTEC established a new entity, STRATTEC POWER ACCESS LLC (“SPA”), which is 80 percent owned by STRATTEC and 20 percent owned by WITTE. SPA operates the North American portion of the Power Products business which was acquired from Delphi Corporation. The financial results of SPA are consolidated with the financial results of STRATTEC and resulted in increased net income to STRATTEC of approximately $2.6 million in 2012, approximately $2.5 million in 2011, and approximately $545,000 in 2010.

Equity (Loss) Earnings of Joint Ventures	12 Months Ended
Jul. 01, 2012
Investment in Joint Ventures and Equity (Loss) Earnings of Joint Ventures [Abstract]
EQUITY (LOSS) EARNINGS OF JOINT VENTURE

EQUITY (LOSS) EARNINGS OF JOINT VENTURE

As discussed under Investment in Joint Ventures, we hold a one-third interest in VAST LLC, for which we exercise significant influence but do not control and are not the primary beneficiary. Our investment in VAST LLC is accounted for using the equity method. The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	July 1, 2012	July 3, 2011	June 27, 2010
Net sales	$76,373	$78,002	$67,711
Cost of goods sold	65,211	63,286	53,844

Gross profit	11,162	14,716	13,867
Engineering, selling and administrative expense	14,930	9,527	8,675

(Loss) income from operations	(3,768)	5,189	5,192
Other income (expense), net	246	(247)	(620)

(Loss) income before provision for Income taxes	(3,522)	4,942	4,572
(Benefit) provision for income taxes	(297)	1,202	1,035

Net (loss) income	(3,225)	3,740	3,537
Net income attributable to non-controlling interest	—	—	(537)

Net (loss) income attributable to VAST LLC	$(3,225)	$3,740	$3,000

STRATTEC’s share of VAST LLC net (loss) income	$(1,075)	$1,247	$1,000
Intercompany profit eliminations	4	(1)	8

STRATTEC’s equity (loss) earnings of joint ventures	$(1,071)	$1,246	$1,008

	July 1, 2012	July 3, 2011
Cash and cash equivalents	$5,622	$6,658
Receivables, net	16,025	15,267
Inventories, net	17,756	13,084
Other current assets	10,207	7,153

Total current assets	49,610	42,162
Property, plant and equipment, net	20,753	13,278
Other long-term assets	3,585	3,136

Total assets	$73,948	$58,576

Current liabilities	$37,843	$35,802
Long-term liabilities	11,381	626

Total liabilities	$49,224	$36,428

Net assets	$24,724	$22,148

STRATTEC’s share of net assets	$8,241	$7,383

Loans to/from Related Parties	12 Months Ended
Jul. 01, 2012
Loans to/from Related Parties [Abstract]
LOANS TO/FROM RELATED PARTIES

LOANS TO/FROM RELATED PARTIES

Effective November 30, 2009, VAST LLC purchased the 40 percent non-controlling interest owned by its former partners in the joint ventures in China. Initially, a loan of $2.5 million was made to VAST LLC by each partner, STRATTEC, WITTE and ADAC, to fund a portion of the purchase price. In December 2009, $1 million of each partner’s loan balance was repaid. During 2012, each partner’s outstanding principal and accrued interest balance of $1.5 million and $112,000, respectively, were terminated and converted to additional capital contributions by each partner in VAST LLC.

At July 3, 2011, loans from related parties (ADAC and WITTE) totaled $1.9 million and consisted of loans to ADAC-STRATTEC LLC and STRATTEC POWER ACCESS LLC to fund working capital requirements of these entities. All related party loans were repaid during fiscal 2012. Working capital loans to these entities were made by each partner based on each partner’s ownership percentage in the entity. The weighted average interest rate on these loans was approximately 7.6 percent in 2012 and 7.3 percent in 2011.

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Credit Facilities and Guarantees	12 Months Ended
Jul. 01, 2012
Credit Facilities and Guarantees [Abstract]
CREDIT FACILITIES AND GUARANTEES

CREDIT FACILITIES AND GUARANTEES

As of July 1, 2012, STRATTEC had a $25 million secured revolving credit facility (the “STRATTEC Credit Facility”) with BMO Harris Bank N.A. The STRATTEC Credit Facility expires August 1, 2014. As of July 1, 2012, ADAC-STRATTEC LLC had a $5 million secured revolving credit facility (the “ADAC-STRATTEC Credit Facility”) with BMO Harris Bank N.A, which is guaranteed by STRATTEC. The ADAC-STRATTEC Credit Facility expires June 28, 2015. Any borrowings under the credit facilities will be secured by our U.S. cash balances, accounts receivable, inventory and property. Interest on borrowings under these credit facilities is at varying rates based, at our option, on the London Interbank Offering Rate plus 1.0 to 1.75 percent or the bank’s prime rate. Both credit facilities contain a restrictive financial covenant that requires the maintenance of a minimum net worth level. The ADAC-STRATTEC credit facility includes an additional restrictive financial covenant that requires the maintenance of a minimum level for its fixed charge coverage ratio. There were no outstanding borrowings under either Credit Facility at July 1, 2012 or July 3, 2011. There were no borrowings under any third party debt facilities during 2012, 2011 or 2010. We believe that the credit facilities are adequate, along with existing cash balances and cash flow from operations, to meet our anticipated capital expenditure, working capital, dividend and operating expenditure requirements.

Commitments and Contingencies	12 Months Ended
Jul. 01, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

COMMITMENTS AND CONTINGENCIES

In 1995, we recorded a provision of $3 million for estimated costs to remediate an environmental contamination site at our Milwaukee facility. The site was contaminated by a solvent spill, which occurred in 1985, from a former above ground solvent storage tank located on the east side of the facility. The reserve was originally established based on third party estimates to adequately cover the cost for active remediation of the contamination. Due to changing technology and related costs associated with active remediation of the contamination, an updated analysis and estimate was obtained during fiscal 2010. As a result of this analysis, the reserve was reduced by approximately $1.1 million, to $1.5 million in 2010, to reflect the revised monitoring and remediation cost estimate. From 1995 through July 1, 2012, costs of approximately $440,000 have been incurred related to the installation of monitoring wells on the property and ongoing monitoring costs. We continue to monitor and evaluate the site with the use of groundwater monitoring wells that are installed on the property. An environmental consultant samples these wells one or two times a year to determine the status of the contamination and the potential for remediation of the contamination by natural attenuation, the dissipation of the contamination over time to concentrations below applicable standards. If such sampling evidences a sufficient degree of and trend toward natural attenuation of the contamination, we may be able to obtain a closure letter from the regulatory authorities resolving the issue without the need for active remediation. If a sufficient degree and trend toward natural attenuation is not evidenced by sampling, a more active form of remediation beyond natural attenuation may be required. The sampling has not yet satisfied all of the requirements for closure by natural attenuation. As a result, sampling continues and the reserve remains at an amount to reflect the estimated cost of active remediation. The reserve is not measured on a discounted basis. We believe, based on findings-to-date and known environmental regulations, that the environmental reserve of $1.4 million at July 1, 2012, is adequate.

At July 1, 2012, we had purchase commitments for zinc, aluminum, other purchased parts and natural gas totaling approximately $10.3 million payable in 2013, $9.8 million payable in 2014, $6.5 million payable in 2015 and $706,000 payable in 2016. Minimum rental commitments under all non-cancelable operating leases with a term in excess of one year are payable as follows: 2013-$552,000; 2014-$527,000; 2015-$303,000. Rental expense under all non-cancelable operating leases totaled approximately $723,000 in 2012, $783,000 in 2011 and $553,000 in 2010.

Income Taxes	12 Months Ended
Jul. 01, 2012
Income Taxes [Abstract]
INCOME TAXES

INCOME TAXES

The provision (benefit) for income taxes consists of the following (thousands of dollars):

	2012	2011	2010
Currently payable (refundable):
Federal	$2,116	$1,181	$(2,745)
State	219	167	230
Foreign	1,200	1,369	753

	3,535	2,717	(1,762)
Deferred tax provision (benefit)	54	(177)	3,428

	$3,589	$2,540	$1,666

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes are as follows:

	2012	2011	2010
U.S. statutory rate	34.1%	34.0%	34.0%
State taxes, net of Federal tax benefit	(.1)	0.4	4.1
Foreign subsidiaries	(3.7)	(1.9)	(4.1)
Non-controlling interest	(7.3)	(7.2)	(3.5)
Valuation allowance	—	0.5	2.8
Other	(0.3)	(0.7)	(3.6)

	22.7%	25.1%	29.7%

The components of deferred tax assets and (liabilities) are as follows (thousands of dollars):

	July 1, 2012	July 3, 2011
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$190	$264
Payroll-related accruals	1,589	1,504
Environmental reserve	546	562
Inventory Reserve	437	401
Allowance for Doubtful Accounts	190	152
Accrued Warranty	1,663	1,169
Method change for inventory valuation	—	(460)
Other	781	588

	5,396	4,180
Valuation allowance	(177)	(154)

	$5,219	$4,026

Deferred income taxes-noncurrent:
Accrued pension obligations	$(9,482)	$(9,080)
Unrecognized pension and postretirement benefit plan liabilities	19,467	12,118
Accumulated depreciation	(3,023)	(1,968)
Stock-based compensation	842	693
Postretirement obligations	728	1,153
NOL/credit carry-forwards	153	216
Other	1,057	562

	9,742	3,694
Valuation allowance	—	(55)

	$9,742	$3,639

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered.

State operating loss and credit carry-forwards at July 1, 2012 result in future benefits of approximately $196,000. These operating loss carry-forwards expire starting 2013 through 2024. A valuation allowance of $177,000 has been recorded as of July 1, 2012 due to our assessment of the future realization of certain state operating loss carry-forwards and capital loss carry-forward benefits. Due to the change in certain state tax laws, existing state loss carry-forwards will not be able to be utilized after the date of the tax law change. We do not currently anticipate having sufficient future capital gains to offset the capital losses. We believe that it is more likely than not that the results of future operations will generate sufficient taxable income and foreign source income to realize the remaining deferred tax assets.

Foreign income before the provision for income taxes was $5.3 million in 2012, $3.6 million in 2011 and $2.9 million in 2010. No provision for Federal income taxes was made on earnings of foreign subsidiaries and joint ventures that are considered permanently invested or that would be offset by foreign tax credits upon distribution. Such undistributed earnings at July 1, 2012 were approximately $8.7 million.

The total liability for unrecognized tax benefits was $1.7 million as of July 1, 2012 and July 3, 2011. This liability includes approximately $1.5 million of unrecognized tax benefits at July 1, 2012 and $1.5 million at July 3, 2011 and approximately $187,000 of accrued interest at July 1, 2012 and $151,000 at July 3, 2011. This liability does not include an amount for accrued penalties. The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was approximately $1.2 million at July 1, 2012 and $1.1 million at July 3, 2011. We recognize interest and penalties related to unrecognized tax benefits in the provision for income taxes.

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A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended July 1, 2012 and July 3, 2011 (thousands of dollars):

	Year Ended
	July 1, 2012	July 3, 2011
Unrecognized tax benefits, beginning of year	$1,500	$1,125
Gross increases—tax positions in prior years	—	26
Gross decreases—tax positions in prior years	(2)	—
Gross increases—current period tax positions	43	349
Tax Years Closed	—	—

Unrecognized tax benefits, end of year	$1,541	$1,500

We or one of our subsidiaries files income tax returns in the United States (Federal), Wisconsin (state), Michigan (state) and various other states, Mexico and other foreign jurisdictions. Tax years open to examination by tax authorities under the statute of limitations include fiscal 2006 through 2012 for Federal, fiscal 2008 through 2012 for most states and calendar 2007 through 2011 for foreign jurisdictions. It is reasonably possible that certain unrecognized tax benefits may either be settled with taxing authorities or the statutes of limitations for these unrecognized tax benefits may lapse within the next 12 months, causing our gross unrecognized tax benefits to decrease by a range of zero to $616,000. Over the next 12 months, we anticipate taking uncertain tax positions on various tax returns for which the related tax benefit does not meet the recognition threshold. Accordingly, our gross unrecognized tax benefits may increase by a range of zero to $350,000 over the next 12 months for uncertain tax positions expected to be taken in future tax filings.

Retirement Plans and Postretirement Costs	12 Months Ended
Jul. 01, 2012
Retirement Plans and Postretirement Costs [Abstract]
RETIREMENT PLANS AND POSTRETIREMENT COSTS

RETIREMENT PLANS AND POSTRETIREMENT COSTS

We have a qualified, noncontributory defined benefit pension plan covering substantially all U.S. associates. Benefits are based on years of service and final average compensation. Our policy is to fund at least the minimum actuarially computed annual contribution required under the Employee Retirement Income Security Act of 1974 (ERISA). Plan assets consist primarily of listed equity and fixed income securities. Effective January 1, 2010, an amendment to the qualified defined benefit pension plan discontinued the benefit accruals for salary increases and credited service rendered after December 31, 2009. As a result of this action, a curtailment loss related to unrecognized prior service cost of $505,000 was recorded during 2010, of which approximately $375,000 increased cost of goods sold and approximately $130,000 increased engineering, selling and administrative expenses.

We have a noncontributory supplemental executive retirement plan (“SERP”), which is a nonqualified defined benefit plan. The SERP will pay supplemental pension benefits to certain key associates upon retirement based upon the associates’ years of service and compensation. The SERP is being funded through a Rabbi Trust with M&I Trust Company. The trust assets had a value of $4.4 million at July 1, 2012 and $4.3 million at July 3, 2011. The Rabbi Trust assets are included in other current assets in the accompanying Consolidated Balance Sheets. The projected benefit obligation was $7.2 million at July 1, 2012 and $4.7 million at July 3, 2011. The SERP liabilities are included in the pension tables below. However, the trust assets are excluded from the table as they do not qualify as plan assets.

We also sponsor a postretirement health care plan for all U.S. associates hired prior to June 1, 2001. The expected cost of retiree health care benefits is recognized during the years the associates who are covered under the plan render service. Effective January 1, 2010, an amendment to the postretirement health care plan limited the benefit for future eligible retirees to $4,000 per plan year and is subject to a maximum five year coverage period based on the associate’s retirement date and age. The postretirement health care plan is unfunded.

Amounts included in accumulated other comprehensive loss, net of tax, at July 1, 2012, which have not yet been recognized in net periodic benefit cost are as follows (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
Prior service cost (credit)	$44	$(3,136)
Net actuarial loss	30,132	4,722

	$30,176	$1,586

Included in accumulated other comprehensive loss at July 1, 2012 are prior service costs of $12,000 ($7,000 net of tax) and unrecognized net actuarial losses of $4.5 million ($2.8 million net of tax) which are expected to be recognized in pension and SERP net periodic benefit cost during fiscal 2013.

Included in accumulated other comprehensive loss at July 1, 2012 are prior service credits of $764,000 ($474,000 net of tax) and unrecognized net actuarial losses of $898,000 ($557,000 net of tax) which are expected to be recognized in postretirement net periodic benefit cost during fiscal 2013.

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$150	$70	$1,006	$11	$10	$124
Interest cost	4,784	4,692	5,047	227	275	701
Expected return on plan assets	(6,411)	(6,445)	(6,351)	—	—	—
Amortization of prior service cost (credit)	12	12	45	(764)	(764)	(388)
Amortization of unrecognized net loss	2,414	2,504	727	673	645	685

Net periodic benefit cost	949	833	474	147	166	1,122
Curtailment loss	—	—	505	—	—	—

Net benefit cost	$949	$833	$979	$147	$166	$1,122

	Pension and SERP Benefits		Postretirement Benefits
	July 1, 2012	July 3, 2011	July 1, 2012	July 3, 2011
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit Obligations:
Discount rate	4.56%	5.57%	4.56%	5.57%
Expected return on plan assets	7.5%	7.8%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	5.57%	5.41%	5.57%	5.41%
Expected return on plan assets	7.8%	8.0%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a

	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$89,609	$90,402	$4,586	$5,642
Service cost	150	70	11	10
Interest cost	4,784	4,692	227	275
Actuarial loss (gain)	12,663	(1,829)	917	134
Benefits paid	(3,823)	(3,726)	(1,266)	(1,475)

Benefit obligation at end of year	$103,383	$89,609	$4,475	$4,586

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$83,023	$68,768	$—	$—
Actual return on plan assets	(1,683)	15,981	—	—
Employer contribution	2,000	2,000	1,266	1,475
Benefits paid	(3,823)	(3,726)	(1,266)	(1,475)

Fair value of plan assets at end of year	79,517	83,023	—	—

Funded status-accrued benefit obligations	$(23,866)	$(6,586)	$(4,475)	$(4,586)

AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Accrued payroll and benefits (current liabilities)	$(5,664)	$(3,139)	$(1,010)	$(997)
Accrued benefit obligations (long-term liabilities)	(18,202)	(3,447)	(3,465)	(3,589)

Net amount recognized	$(23,866)	$(6,586)	$(4,475)	$(4,586)

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net benefit cost	$949	$833	$147	$166

Net actuarial loss (gain)	20,756	(11,365)	917	134
Amortization of prior service (cost) credits	(12)	(12)	764	764
Amortization of unrecognized net loss	(2,414)	(2,504)	(673)	(645)

Total recognized in other comprehensive income, before tax	18,330	(13,881)	1,008	253

Total recognized in net periodic benefit cost and other comprehensive income	$19,279	$(13,048)	$1,155	$419

 LOGO

The pension benefits have a separately determined accumulated benefit obligation, which is the actuarial present value of benefits based on service rendered and current and past compensation levels. This differs from the projected benefit obligation in that it includes no assumptions about future compensation levels. The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	July 1, 2012	July 3, 2011	July 1, 2012	July 3, 2011
Accumulated benefit obligation	$96,167	$84,902	$6,629	$4,158
Projected benefit obligation	$96,167	$84,902	$7,216	$4,707

For measurement purposes, an 8.5 percent annual rate increase in the per capita cost of covered health care benefits was assumed for fiscal 2013; the rate was assumed to decrease gradually to 5 percent by the year 2018 and remain at that level thereafter relating to retirees prior to January 1, 2010.

The health care cost trend assumption has a significant effect on the postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2012	$4	$(4)
Effect on postretirement benefit obligation as of July 1, 2012	$85	$(83)

We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of short and long-term plan liabilities, plan funded status and corporate financial condition. The investment portfolio primarily contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth and value style managers, and small, mid and large market capitalizations. The investment portfolio does not include any real estate holdings, but has a small allocation to hedge funds. The investment policy of the plan prohibits investment in STRATTEC stock. Investment risk is measured and monitored on an ongoing basis through periodic investment portfolio reviews, annual liability measurements and periodic asset/liability studies. The pension plan weighted-average asset allocations by asset category are as follows:

	Target Allocation	July 1, 2012	July 3, 2011
Equity investments	70%	64%	70%
Fixed-income investments	30%	32%	26%
Other	—%	4%	4%

Total	100%	100%	100%

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2012 and June 30, 2011 measurement date (thousands of dollars):

	June 30, 2012				June 30, 2011
Asset Catagory	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$3,411	$—	$—	$3,411	$630	$—	$—	$630
Equity Securities/Funds:
Small Cap	10,707	—	—	10,707	13,770	—	—	13,770
Mid Cap	8,404	—	—	8,404	9,139	—	—	9,139
Large Cap	17,872	—	—	17,872	19,234	—	—	19,234
International	13,650	—	—	13,650	15,398	—	—	15,398
Taxable/Fixed Income Bond Funds	22,313	—	—	22,313	21,157	—	—	21,157
Hedge Funds	—	—	3,160	3,160	—	—	3,695	3,695

Total	$76,357	$—	$3,160	$79,517	$79,328	$—	$3,695	$83,023

The following table summarizes the changes in Level 3 investments for the pension plan assets (thousands of dollars):

	Fair Value June 30, 2011	Net Purchases and Sales	Realized and Unrealized Gain (loss)	Fair Value June 30, 2012

Hedge Funds	$3,695	$0	$(535)	$3,160

There were no transfers in or out of Level 3 investments during the year ended July 1, 2012.

The expected long-term rate of return on U.S. pension plan assets used to calculate the year-end 2012 projected benefit obligation was 7.5 percent. The target asset allocation is 70 percent public equity and 30 percent fixed income. The 7.5 percent is approximated by applying returns of 10 percent on public equity and 6 percent on fixed income to the target allocation. The actual historical returns are also relevant. Annualized returns for periods ended June 30, 2012 were 1.28 percent for 5 years, 6.16 percent for 10 years, 5.72 percent for 15 years, 7.68 percent for 20 years, 7.75 percent for 25 years and 10.31 percent for 30 years.

We expect to contribute approximately $2 million to our qualified pension plan, $5.7 million to our SERP and $1 million to our postretirement health care plan in fiscal 2013. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2013	$9,860	$1,010
2014	$5,055	$930
2015	$5,577	$836
2016	$5,311	$702
2017	$5,522	$557
2018–2022	$31,756	$1,271

All U.S. associates may participate in our 401(k) Plan. As of January 1, 2010, we contribute 100 percent up to the first 5 percent of eligible compensation that a participant contributes to the plan. Prior to January 1, 2010, we contributed a fixed percentage up to the first 6 percent of eligible compensation that a participant contributed to the plan. Prior to January 1, 2010, the fixed percentage contribution for all U.S. bargaining unit associates was 50 percent. The fixed percentage contribution for all U.S. salaried associates was 50 percent prior to January 1, 2009 and 20 percent from January 1, 2009 through December 31, 2009. Our contributions totaled approximately $1.4 million in 2012, $1.3 million in 2011 and $743,000 in 2010.

Shareholders' Equity	12 Months Ended
Jul. 01, 2012
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

SHAREHOLDERS’ EQUITY

We have 12,000,000 shares of authorized common stock, par value $.01 per share, with 3,303,784 and 3,289,478 shares outstanding at July 1, 2012 and July 3, 2011, respectively. Holders of our common stock are entitled to one vote for each share on all matters voted on by shareholders.

Our Board of Directors authorized a stock repurchase program to buy back up to 3,839,395 outstanding shares as of July 1, 2012. As of July 1, 2012, 3,655,322 shares have been repurchased under this program at a cost of approximately $136.4 million.

Earnings Per Share ("EPS")	12 Months Ended
Jul. 01, 2012
Earnings Per Share ("EPS") [Abstract]
EARNINGS PER SHARE ("EPS")

EARNINGS PER SHARE (“EPS”)

Basic earnings per share is computed on the basis of the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares of common stock plus the potential dilutive common shares outstanding during the period using the treasury stock method. Potential dilutive common shares include outstanding stock options and restricted stock awards. A reconciliation of the components of the basic and diluted per share computations follows (in thousands, except per share amounts):

	2012			2011			2010
	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic EPS	$8,793	3,300	$2.66	$5,418	3,285	$1.65	$3,421	3,271	$1.05

Stock-based compensation		30			38			9

Diluted EPS	$8,793	3,330	$2.64	$5,418	3,323	$1.63	$3,421	3,280	$1.04

As of July 1, 2012, options to purchase 248,000 shares of common stock at a weighted-average exercise price of $33.75 were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive. As of July 3, 2011, options to purchase 142,000 shares of common stock at a weighted-average exercise price of $43.57 were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive. As of June 27, 2010, options to purchase 207,650 shares of common stock at a weighted-average exercise price of $42.17 were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

Net earnings available to participating securities were not significant in any of the years presented. We consider restricted stock that provides the holder with a non-forfeitable right to receive dividends to be a participating security.

Stock Option and Purchase Plans	12 Months Ended
Jul. 01, 2012
Stock Option and Purchase Plans [Abstract]
STOCK OPTION AND PURCHASE PLANS

STOCK OPTION AND PURCHASE PLANS

A summary of stock option activity under our stock incentive plan is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at June 28, 2009	227,240	$38.07

Granted	80,000	$17.73
Exercised	(2,400)	$10.92
Expired	(2,790)	$61.22
Terminated	(4,400)	$10.92

Balance at June 27, 2010	297,650	$33.01

Granted	40,000	$22.47
Exercised	(2,600)	$10.92
Expired	(37,650)	$60.36
Terminated	—	$—

Balance at July 3, 2011	297,400	$28.32

Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Terminated	—	—

Balance at July 1, 2012	332,800	$28.19	5.4	$1,038

Exercisable as of:
July 1, 2012	192,700	$33.69	4.5	$702
July 3, 2011	155,800	$38.37	4.8	$479
June 27, 2010	149,350	$50.92	3.4	$212
Available for grant as of July 1, 2012	170,743

 LOGO

Options granted at a price greater than the market value on the date of grant included in the table above totaled 40,000 at an exercise price of $26.53 in 2012 and 40,000 at an exercise price of $22.47 in 2011. No options included above were granted at a price greater than the market value on the date of grant during 2010.

A summary of restricted stock activity under our stock incentive plan is as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at June 28, 2009	28,200	$38.64

Granted	10,000	$14.75
Vested	(9,000)	$40.00
Forfeited	(1,700)	$32.28

Nonvested Balance at June 27, 2010	27,500	$29.90

Granted	20,000	$20.66
Vested	(8,600)	$47.78
Forfeited	—	—

Nonvested Balance at July 3, 2011	38,900	$21.19

Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01

Nonvested Balance at July 1, 2012	49,400	$20.45

We have an Employee Stock Purchase Plan to provide substantially all U.S. full-time associates an opportunity to purchase shares of STRATTEC common stock through payroll deductions. A participant may contribute a maximum of $5,200 per calendar year to the plan. On the last day of each month, participant account balances are used to purchase shares of our common stock at the average of the highest and lowest reported sales prices of a share of STRATTEC common stock on the NASDAQ Global Market. A total of 100,000 shares may be issued under the plan. Shares issued from treasury stock under the plan totaled 2,406 at an average price of $22.17 during 2012, 2,323 at an average price of $26.78 during 2011 and 2,587 at an average price of $17.01 during 2010. A total of 73,351 shares are available for purchase under the plan as of July 1, 2012.

Export Sales	12 Months Ended
Jul. 01, 2012
Export Sales [Abstract]
EXPORT SALES

EXPORT SALES

Export sales are summarized below (thousands of dollars):

	2012	2011	2010
Export Sales	$102,022	$103,232	$79,144
Percent of Net Sales	37%	40%	38%

These sales were primarily to automotive manufacturing assembly plants in Canada, China, Mexico and Korea.

Sales and Receivable Concentration	12 Months Ended
Jul. 01, 2012
Sales and Receivable Concentration [Abstract]
SALES AND RECEIVABLE CONCENTRATION

SALES AND RECEIVABLE CONCENTRATION

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

	2012		2011		2010
	Sales	%	Sales	%	Sales	%
General Motors Company	$64,588	23%	$63,617	24%	$51,673	25%
Ford Motor Company	33,854	12%	26,930	10%	18,435	9%
Chrysler Group LLC	90,796	33%	80,889	31%	68,216	33%

	$189,238	68%	$171,436	66%	$138,324	67%

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	July 1, 2012		July 3, 2011
	Receivables	%	Receivables	%
General Motors Company	$10,230	23%	$9,208	23%
Ford Motor Company	5,738	13%	4,372	11%
Chrysler Group LLC	14,157	31%	12,103	30%

	$30,125	67%	$25,683	64%

Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jul. 01, 2012
Organization and Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation and Presentation

Principles of Consolidation and Presentation: The accompanying consolidated financial statements include the accounts of STRATTEC SECURITY CORPORATION, its wholly owned Mexican subsidiary, and its majority owned subsidiaries. Equity investments for which STRATTEC exercises significant influence but does not control and is not the primary beneficiary are accounted for using the equity method. All significant inter-company transactions and balances have been eliminated.

Reclassifications and Other Adjustments

Reclassifications and Other Adjustments: Certain reclassifications have been made to the 2010 Consolidated Statement of Cash Flows to conform to the 2011 and 2012 presentation. The reclassifications were made to correct the 2010 presentation of net income in the Consolidated Statements of Cash Flows to properly include net income attributable to non-controlling interest. The correction did not change previously reported net cash provided by operating activities.

Fiscal Year	Fiscal Year: Our fiscal year ends on the Sunday nearest June 30. The years ended July 1, 2012, July 3, 2011 and June 27, 2010 are comprised of 52, 53 and 52 weeks, respectively.
Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses for the periods presented. These estimates and assumptions could also affect the disclosure of contingencies. Actual results and outcomes may differ from management’s estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents: Cash and cash equivalents include all short-term investments with an original maturity of three months or less due to the short-term nature of the instruments. Excess cash balances are placed in a money market account at a high quality financial institution and in short-term commercial paper.

Derivative Instruments

Derivative Instruments: We own and operate manufacturing operations in Mexico. As a result, a portion of our manufacturing costs are incurred in Mexican pesos, which causes our earnings and cash flows to fluctuate as a result of changes in the U.S. dollar / Mexican peso exchange rate. Beginning in January 2011, we entered into agreements with Bank of Montreal that provide for two weekly Mexican peso currency option contracts for a portion of our weekly estimated peso denominated operating costs. Current contracts with Bank of Montreal extend through June 28, 2013. The two weekly option contracts are for equivalent notional amounts. The contracts that were effective during fiscal 2011 and 2012 expired July 6, 2012, and provided for the purchase of Mexican pesos at a U.S. dollar / Mexican peso exchange rate of 11.85 if the spot rate at the weekly expiry date was below 11.85 or for the purchase of Mexican pesos at a U.S. dollar / Mexican peso exchange rate of 12.85 if the spot rate at the weekly expiry date was above 12.85. Additional contracts that are effective July 6, 2012 through June 28, 2013 provide for the purchase of Mexican pesos at an average U.S. dollar / Mexican peso exchange rate of 12.40 if the spot rate at the weekly expiry date is below an average of 12.40 or for the purchase of Mexican pesos at an average U.S. dollar / Mexican peso exchange rate of 13.40 if the spot rate at the weekly expiry date is above an average of 13.40. Our objective in entering into these currency option contracts is to minimize our earnings volatility resulting from changes in exchange rates affecting the U.S. dollar cost of our Mexican operations. The Mexican peso option contracts are not used for speculative purposes and are not designated as hedges. As a result, all currency option contracts are recognized in our accompanying consolidated financial statements at fair value and changes in the fair value of the currency option contracts are reported in current earnings as part of Other Income, net. The premiums to be paid and received under the weekly Mexican peso currency option contracts net to zero, and as a result, premiums related to the contracts did not impact our earnings.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: The fair value of our cash and cash equivalents, accounts receivable, accounts payable, and loans from and to related parties approximated book value as of July 1, 2012 and July 3, 2011. Fair Value is defined as the exchange price that would be received for an asset or paid for a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. There is an established fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable. Level 1—Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets. Level 2—Inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. These are typically obtained from readily-available pricing sources for comparable instruments. Level 3—Unobservable inputs, where there is little or no market activity for the asset or liability. These inputs reflect the reporting entity’s own assumptions of the data that market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of July 1, 2012 and July 3, 2011 (thousands of dollars):

The Rabbi Trust assets fund our supplemental executive retirement plan and are included in Other Current Assets in the accompanying Consolidated Balance Sheets. The Rabbi Trust assets are classified as Level 1 assets. Refer to discussion of Mexican peso option contracts under Derivative Instruments above. The fair value of the Mexican Peso option contracts are based on an option pricing model that considers the remaining term, current exchange rate and volatility of the underlying foreign currency base. There were no transfers between Level 1 and Level 2 assets during 2012.

Receivables

Receivables: Receivables consist primarily of trade receivables due from Original Equipment Manufacturers in the automotive industry and locksmith distributors relating to our service and aftermarket business. We evaluate the collectability of receivables based on a number of factors. An allowance for doubtful accounts is recorded for significant past due receivable balances based on a review of the past due items, general economic conditions and the industry as a whole. In 2009, we recorded a $500,000 provision for doubtful accounts in connection with Chrysler LLC’s and General Motors Corporation’s filing for Chapter 11 bankruptcy protection for certain of their U.S. legal entities on April 30, 2009 and June 1, 2009, respectively. All uncollectible receivables related to the bankruptcy filings were written off against the $500,000 reserve during 2010. However, as a result of subsequent payments received, $421,000 of the $500,000 provision was recorded as a recovery of allowance for doubtful accounts during 2010. Changes in the allowance for doubtful accounts are as follows (thousands of dollars):

Inventories

Inventories: Inventories are comprised of material, direct labor and manufacturing overhead, and are stated at the lower of cost or market using the first-in, first-out (“FIFO”) cost method of accounting. Inventories consist of the following (thousands of dollars):

We record a reserve for excess and obsolete inventory based on historical and estimated future demand and market conditions. The reserve level is determined by comparing inventory levels of individual materials and parts to historical usage and estimated future sales by analyzing the age of the inventory in order to identify specific material and parts that are unlikely to be sold. Technical obsolescence and other known factors are also considered in evaluating the reserve level. The activity related to the excess and obsolete inventory reserve is as follows (thousands of dollars):

Customer Tooling in Progress

Customer Tooling in Progress: We incur costs related to tooling used in component production and assembly. Costs for development of certain tooling, which will be directly reimbursed by the customer whose parts are produced from the tool, are accumulated on the balance sheet and are then billed to the customer. The accumulated costs are billed upon formal acceptance by the customer of products produced with the individual tool. Other tooling costs are not directly reimbursed by the customer. These costs are capitalized and amortized over the life of the related product based on the fact that the related tool will be used over the life of the supply arrangement. To the extent that estimated costs exceed expected reimbursement from the customer we will recognize a loss.

Repair and Maintenance Supply Parts

Repair and Maintenance Supply Parts: We maintain an inventory of repair and maintenance supply parts in support of operations. This inventory includes critical repair parts for all production equipment as well as general maintenance items. The inventory of critical repair parts is required to avoid disruptions in our customers’ just-in-time production schedules due to a lack of spare parts when equipment break-downs occur. All required critical repair parts are on hand when the related production equipment is placed in service and maintained to satisfy the customer model life production and service requirements, which may be 12 to 15 years. As repair parts are used, additional repair parts are purchased to maintain a minimum level of spare parts inventory. Depending on maintenance requirements during the life of the equipment, excess quantities of repair parts arise. Excess quantities are kept on hand and are not disposed of until the equipment is no longer in service. A repair and maintenance supply parts reserve is maintained to recognize the normal adjustment of inventory for obsolete and slow moving supply and maintenance parts. The adequacy of the reserve is reviewed periodically in relation to the repair parts inventory balances. The gross balance of the repair and maintenance supply parts inventory was approximately $1.9 million at July 1, 2012 and $2.1 million at July 3, 2011. The repair and maintenance supply parts inventory balance is included in Other Current Assets in the accompanying Consolidated Balance Sheets. The activity related to the repair and maintenance supply parts reserve is as follows (thousands of dollars):

Goodwill and Other Intangibles

Goodwill and Other Intangibles: Based upon the annual goodwill impairment review completed during 2010, we determined that goodwill related to STRATTEC POWER ACCESS LLC, which resulted from the purchase of the Delphi Power Products business in 2009, was impaired. Accordingly, a non-cash impairment charge of $223,000 was recognized in 2010 to write-off the related goodwill amount.

Intangible assets that have defined useful lives acquired in the purchase of the Delphi Power Products business in 2009 consist of patents, engineering drawings and software. The carrying value and accumulated amortization were as follows (thousands of dollars):

The remaining useful life of the intangible assets in the table above is approximately 5.4 years. Intangible amortization expense was $99,000 for each of the years ended July 1, 2012, July 3, 2011 and June 27, 2010. Estimated intangible amortization expense for each of the next five fiscal years is $99,000.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment recognized is measured by the excess of the carrying amount of the asset over the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less estimated costs to sell. There were no impairments recorded in the years ended July 1, 2012, July 3, 2011 or June 27, 2010.

Expenditures for repairs and maintenance are charged to expense as incurred. Expenditures for major renewals and betterments, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated. Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Supplier Concentrations	We have long-term contracts or arrangements with most of our suppliers to guarantee the availability of raw materials and component parts.
Labor Concentrations

Labor Concentrations: We had approximately 2,507 full-time associates of which approximately 217 or 8.7 percent were represented by a labor union at July 1, 2012. The associates represented by a labor union account for all production associates at our Milwaukee facility. The current contract with the unionized associates is effective through June 29, 2014.

Revenue Recognition

Revenue Recognition: Revenue is recognized upon the shipment of products, which is when title passes, payment terms are final, we have no remaining obligations and the customer is required to pay. Revenue is recognized net of estimated returns and discounts, which is recognized as a deduction from revenue at the time of the shipment.

Research and Development Costs

Research and Development Costs: Expenditures relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred. Research and development expenditures were approximately $1.2 million in 2012, $1.5 million in 2011, and $900,000 in 2010.

Other Income, Net

Other Income, Net: Net other income included in the accompanying Consolidated Statements of Operations and Comprehensive (Loss) Income primarily includes foreign currency transaction gains and losses, realized and unrealized gains and losses on Mexican peso option contracts and Rabbi Trust gains. Foreign currency transaction gains and losses are the result of foreign currency transactions entered into by our Mexican subsidiaries and fluctuations in foreign currency cash balances. We entered into the Mexican peso currency option contracts to minimize earnings volatility resulting from changes in exchange rates affecting the U.S. dollar cost of our Mexican operations. The Rabbi Trust funds our supplemental executive retirement plan. The investments held in the Trust are considered trading securities. The impact of these items for the periods presented is as follows (thousands of dollars):

Self Insurance Plans

Self Insurance Plans: We have self-insured medical and dental plans covering all eligible U.S. associates. The claims handling process for the self-insured plans are managed by a third party administrator. Stop-loss insurance coverage limits our liability on a per individual per calendar year basis. The per individual per calendar year stop-loss limit was $150,000 in each calendar year 2009 through 2012. Prior to January 1, 2011, each covered individual could receive up to $2 million in total benefits during his or her lifetime. Effective January 1, 2011, under Health Care Reform, there is no lifetime maximum for overall benefits.

The expected ultimate cost for claims incurred under the self-insured medical and dental plans as of the balance sheet date is not discounted and is recognized as an expense. The expected ultimate cost of claims is estimated based upon the aggregate liability for reported claims and an estimated liability for claims incurred but not reported, which is based on analysis of historical data, current trends and information available from the insurance carrier. The expected ultimate cost for claims incurred under the self-insured medical and dental plans that has not been paid as of the balance sheet date is included in the accrued payroll and benefits liabilities amount in our accompanying Consolidated Balance Sheets.

Warranty Reserve

Warranty Reserve: We have a warranty liability recorded related to our exposure to warranty claims in the event our products fail to perform as expected, and we may be required to participate in the repair costs incurred by our customers for such products. The recorded warranty liability balance involves judgment and estimates. Our liability estimate is based on an analysis of historical warranty data as well as current trends and information, including our customers’ recent extension of their warranty programs. Recently, our largest customers have extended their warranty protection for their vehicles and have since demanded higher warranty cost sharing arrangements from their suppliers, including STRATTEC. As a result of these actions, during 2012, 2011 and 2010 we increased our provision to cover these exposures. Moreover, in 2011, the warranty provision was increased by $1.15 million as a result of our share of the cost associated with a customer’s specific warranty claim involving our product. As of July 1, 2012, $205,000 of the $1.15 million has been paid and the remaining balance of $895,000 remains accrued.

Foreign Currency Translation

Foreign Currency Translation: The financial statements of our foreign subsidiaries and equity investees are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and the average exchange rate for each applicable period for sales, costs and expenses. Foreign currency translation adjustments are included as a component of other accumulated comprehensive loss. Foreign currency transaction gains and losses are included in other income, net in the accompanying Consolidated Statement of Operations and Comprehensive (Loss) Income.

Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss is comprised of the following (thousands of dollars):
Accounting For Stock-Based Compensation

Accounting For Stock-Based Compensation: We maintain an omnibus stock incentive plan. This plan provides for the granting of stock options, shares of restricted stock and stock appreciation rights. The Board of Directors has designated 1,700,000 shares of common stock available for the grant of awards under the plan. Remaining shares available to be granted under the plan as of July 1, 2012 were 170,743. Awards that expire or are cancelled without delivery of shares become available for re-issuance under the plan. We issue new shares of common stock to satisfy stock option exercises.

Nonqualified and incentive stock options and shares of restricted stock have been granted to our officers, outside directors and specified associates under the stock incentive plan. Stock options granted under the plan may not be issued with an exercise price less than the fair market value of the common stock on the date the option is granted. Stock options become exercisable as determined at the date of grant by the Compensation Committee of our Board of Directors. The options expire 5 to 10 years after the grant date unless an earlier expiration date is set at the time of grant. The options vest 1 to 4 years after the date of grant. Shares of restricted stock granted under the plan are subject to vesting criteria determined by the Compensation Committee of our Board of Directors at the time the shares are granted and have a minimum vesting period of three years from the date of grant. Restricted shares granted have voting and dividend rights, regardless of whether the shares are vested or unvested. The restricted stock grants issued to date vest 3 years after the date of grant.

The fair value of each stock option grant was estimated as of the date of grant using the Black-Scholes pricing model. The resulting compensation cost for fixed awards with graded vesting schedules is amortized on a straight-line basis over the vesting period for the entire award. The expected term of awards granted is determined based on historical experience with similar awards, giving consideration to the contractual terms and vesting schedules. The expected volatility is determined based on our historical stock prices over the most recent period commensurate with the expected term of the award. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Expected pre-vesting option forfeitures are based primarily on historical data. The fair value of each restricted stock grant was based on the market price of the underlying common stock as of the date of grant. The resulting compensation cost is amortized on a straight line basis over the vesting period. We record stock based compensation only for those awards that are expected to vest.

As of July 1, 2012, there was $695,000 of total unrecognized compensation cost related to stock options granted under the plan. This cost is expected to be recognized over a weighted average period of 10 months. As of July 1, 2012, there was $466,000 of total unrecognized compensation cost related to unvested restricted stock grants outstanding under the plan. This cost is expected to be recognized over a weighted average period of 11 months. Total unrecognized compensation cost will be adjusted for any future changes in estimated and actual forfeitures.

Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 01, 2012
Organization and Summary of Significant Accounting Policies [Abstract]
Outstanding Mexican peso currency option contracts

	Effective Dates	Notional Amount	Average Option Contractual Exchange Rate	Fair Value
Buy MXP/Sell USD	July 2, 2012-July 6, 2012	$684	11.85	$—
Buy MXP/Sell USD	July 2, 2012-July 6, 2012	$684	12.85	$(26)
Buy MXP/Sell USD	July 6, 2012-June 28, 2013	$10,200	12.40	$80
Buy MXP/Sell USD	July 6, 2012-June 28, 2013	$10,200	13.40	$(449)

Fair market value of all outstanding Mexican peso option contracts

	July 1, 2012	July 3, 2011
Not Designated as Hedging Instruments:
Other current assets:
Mexican peso option contracts	$—	$245
Other current liabilities:
Mexican peso option contracts	$(395)	$—

Pre-tax effects of the peso option contracts

	Other Income, net
	July 1, 2012	July 3, 2011
Not Designated as Hedging Instruments:
Realized Gain	$18	$33
Realized (loss)	$(438)	$—
Unrealized (loss) gain	$(640)	$245

Summary of financial assets and liabilities at fair value on recurring basis

	July 1, 2012				July 3, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$209	$—	$—	$209	$306	$—	$—	$306
Mid Cap	206	—	—	206	294	—	—	294
Large Cap	640	—	—	640	776	—	—	776
U.S. Treasury Securities	2,512	—	—	2,512	2,601	—	—	2,601
Cash and Cash Equivalents	806	—	—	806	372	—	—	372
Mexican peso option contracts	—	80	—	80	—	414	—	414

Total assets at fair value	$4,373	$80	$—	$4,453	$4,349	$414	$—	$4,763

Liabilities:
Mexican peso option contracts	$—	$475	$—	$475	$—	$169	$—	$169

Changes in the allowance for doubtful accounts

	Balance, Beginning of Year	Provision (Recovery) for Doubtful Accounts	Net (Write-Offs) Recoveries	Balance, End of Year
Year ended July 1, 2012	$400	$116	$(16)	$500
Year ended July 3, 2011	$400	$—	$—	$400
Year ended June 27, 2010	$750	$(421)	$71	$400

Inventories

	July 1, 2012	July 3, 2011
Finished products	$5,313	$5,899
Work in process	5,659	5,557
Purchased materials	11,564	11,879

	22,536	23,335
Excess and obsolete reserve	(1,300)	(1,200)

Inventories, net	$21,236	$22,135

Activity related to the excess and obsolete inventory reserve

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended July 1, 2012	$1,200	$385	$285	$1,300
Year ended July 3, 2011	$1,418	$334	$552	$1,200
Year ended June 27, 2010	$975	$643	$200	$1,418

Activity related to the repair and maintenance supply parts reserve

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year

Year ended July 1, 2012	$695	$200	$395	$500
Year ended July 3, 2011	$680	$78	$63	$695
Year ended June 27, 2010	$630	$78	$28	$680

Intangible assets carrying value and accumulated amortization

	July 1, 2012	July 3, 2011
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(354)	(255)

	$536	$635

Property, plant and equipment: useful lives of assets

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	20 to 35 years
Machinery and equipment	3 to 10 years

	July 1, 2012	July 3, 2011
Land and improvements	$2,809	$3,078
Buildings and improvements	18,522	18,983
Machinery and equipment	130,683	119,303

	152,014	141,364
Less: accumulated depreciation	(105,684)	(100,728)

	$46,330	$40,636

Property, plant and equipment

	July 1, 2012	July 3, 2011
Gross book value	$62,497	$58,902
Net book value	$20,434	$19,360

Inventory purchases from major suppliers

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2012	41%	14
2011	40%	11
2010	34%	8

Detail of items impacting other income, net

	Years Ended
	July 1, 2012	July 3, 2011	June 27, 2010
Foreign currency transaction gain (loss)	$1,369	$(836)	$(283)
Rabbi Trust gain	24	384	431
Unrealized (loss) gain on Mexican peso option contracts	(640)	245	—
Realized (loss) gain on Mexican peso option contracts	(420)	33	—
Other	249	394	164

	$582	$220	$312

Changes in the balance sheet amounts for self-insured plans

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended July 1, 2012	$320	$4,148	$4,148	$320
Year ended July 3, 2011	$320	$3,077	$3,077	$320
Year ended June 27, 2010	$300	$3,041	$3,021	$320

Changes in warranty reserve

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended July 1, 2012	$3,856	$2,050	$948	$4,958
Year ended July 3, 2011	$1,718	$2,807	$669	$3,856
Year ended June 27, 2010	$221	$2,560	$1,063	$1,718

Accumulated other comprehensive loss

	July 1, 2012	July 3, 2011	June 27, 2010
Unrecognized pension and postretirement benefit liabilities, net of tax	$31,762	$19,772	$28,222
Foreign currency translation	3,995	1,978	3,719

	$35,757	$21,750	$31,941

Intrinsic value of stock options exercised and the fair value of stock options vested

	Years Ended
	July 1, 2012	July 3, 2011	June 27, 2010
Intrinsic value of options exercised	$26	$44	$35
Fair value of stock options vested	$268	$293	$114

Grant date fair values and assumptions

Options Granted During	2012	2011	2010
Weighted average grant date fair value:
Options issued at grant date market value	n/a	n/a	$8.95
Options issued above grant date market value	$10.29	$7.48	n/a
Assumptions:
Risk free interest rates	1.23%	1.08%	3.14%
Expected volatility	59.88%	59.89%	49.73%
Expected dividend yield	1.74%	1.54%	—
Expected term (in years)	6.0	4.0	6.0

Range of options outstanding

	Number of Options Outstanding/Exercisable	Weighted Average Exercise Price Outstanding/Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$26.53	244,800/104,700	$17.93/$14.33	6.7
$44.93-$63.25	88,000/88,000	$56.72/$56.72	1.6

		$28.19/$33.69

Equity (Loss) Earnings of Joint Venture (Tables)	12 Months Ended
Jul. 01, 2012
Investment in Joint Ventures and Equity (Loss) Earnings of Joint Ventures [Abstract]
Summarized statements of operations

	Years Ended
	July 1, 2012	July 3, 2011	June 27, 2010
Net sales	$76,373	$78,002	$67,711
Cost of goods sold	65,211	63,286	53,844

Gross profit	11,162	14,716	13,867
Engineering, selling and administrative expense	14,930	9,527	8,675

(Loss) income from operations	(3,768)	5,189	5,192
Other income (expense), net	246	(247)	(620)

(Loss) income before provision for Income taxes	(3,522)	4,942	4,572
(Benefit) provision for income taxes	(297)	1,202	1,035

Net (loss) income	(3,225)	3,740	3,537
Net income attributable to non-controlling interest	—	—	(537)

Net (loss) income attributable to VAST LLC	$(3,225)	$3,740	$3,000

STRATTEC’s share of VAST LLC net (loss) income	$(1,075)	$1,247	$1,000
Intercompany profit eliminations	4	(1)	8

STRATTEC’s equity (loss) earnings of joint ventures	$(1,071)	$1,246	$1,008

Summarized balance sheets

	July 1, 2012	July 3, 2011
Cash and cash equivalents	$5,622	$6,658
Receivables, net	16,025	15,267
Inventories, net	17,756	13,084
Other current assets	10,207	7,153

Total current assets	49,610	42,162
Property, plant and equipment, net	20,753	13,278
Other long-term assets	3,585	3,136

Total assets	$73,948	$58,576

Current liabilities	$37,843	$35,802
Long-term liabilities	11,381	626

Total liabilities	$49,224	$36,428

Net assets	$24,724	$22,148

STRATTEC’s share of net assets	$8,241	$7,383

Income Taxes (Tables)	12 Months Ended
Jul. 01, 2012
Income Taxes [Abstract]
Provision (benefit) for income taxes

	2012	2011	2010
Currently payable (refundable):
Federal	$2,116	$1,181	$(2,745)
State	219	167	230
Foreign	1,200	1,369	753

	3,535	2,717	(1,762)
Deferred tax provision (benefit)	54	(177)	3,428

	$3,589	$2,540	$1,666

Difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes

	2012	2011	2010
U.S. statutory rate	34.1%	34.0%	34.0%
State taxes, net of Federal tax benefit	(.1)	0.4	4.1
Foreign subsidiaries	(3.7)	(1.9)	(4.1)
Non-controlling interest	(7.3)	(7.2)	(3.5)
Valuation allowance	—	0.5	2.8
Other	(0.3)	(0.7)	(3.6)

	22.7%	25.1%	29.7%

Components of deferred tax assets and (liabilities)

	July 1, 2012	July 3, 2011
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$190	$264
Payroll-related accruals	1,589	1,504
Environmental reserve	546	562
Inventory Reserve	437	401
Allowance for Doubtful Accounts	190	152
Accrued Warranty	1,663	1,169
Method change for inventory valuation	—	(460)
Other	781	588

	5,396	4,180
Valuation allowance	(177)	(154)

	$5,219	$4,026

Deferred income taxes-noncurrent:
Accrued pension obligations	$(9,482)	$(9,080)
Unrecognized pension and postretirement benefit plan liabilities	19,467	12,118
Accumulated depreciation	(3,023)	(1,968)
Stock-based compensation	842	693
Postretirement obligations	728	1,153
NOL/credit carry-forwards	153	216
Other	1,057	562

	9,742	3,694
Valuation allowance	—	(55)

	$9,742	$3,639

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	Year Ended
	July 1, 2012	July 3, 2011
Unrecognized tax benefits, beginning of year	$1,500	$1,125
Gross increases—tax positions in prior years	—	26
Gross decreases—tax positions in prior years	(2)	—
Gross increases—current period tax positions	43	349
Tax Years Closed	—	—

Unrecognized tax benefits, end of year	$1,541	$1,500

Retirement Plans and Postretirement Costs (Tables)	12 Months Ended
Jul. 01, 2012
Retirement Plans and Postretirement Costs [Abstract]
Amounts included in accumulated other comprehensive loss, net of tax

	Pension and SERP Benefits	Postretirement Benefits
Prior service cost (credit)	$44	$(3,136)
Net actuarial loss	30,132	4,722

	$30,176	$1,586

Summary of pension supplemental executive retirement plan and postretirement plans income and expense

	Pension and SERP Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$150	$70	$1,006	$11	$10	$124
Interest cost	4,784	4,692	5,047	227	275	701
Expected return on plan assets	(6,411)	(6,445)	(6,351)	—	—	—
Amortization of prior service cost (credit)	12	12	45	(764)	(764)	(388)
Amortization of unrecognized net loss	2,414	2,504	727	673	645	685

Net periodic benefit cost	949	833	474	147	166	1,122
Curtailment loss	—	—	505	—	—	—

Net benefit cost	$949	$833	$979	$147	$166	$1,122

	Pension and SERP Benefits		Postretirement Benefits
	July 1, 2012	July 3, 2011	July 1, 2012	July 3, 2011
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit Obligations:
Discount rate	4.56%	5.57%	4.56%	5.57%
Expected return on plan assets	7.5%	7.8%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	5.57%	5.41%	5.57%	5.41%
Expected return on plan assets	7.8%	8.0%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a

	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$89,609	$90,402	$4,586	$5,642
Service cost	150	70	11	10
Interest cost	4,784	4,692	227	275
Actuarial loss (gain)	12,663	(1,829)	917	134
Benefits paid	(3,823)	(3,726)	(1,266)	(1,475)

Benefit obligation at end of year	$103,383	$89,609	$4,475	$4,586

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$83,023	$68,768	$—	$—
Actual return on plan assets	(1,683)	15,981	—	—
Employer contribution	2,000	2,000	1,266	1,475
Benefits paid	(3,823)	(3,726)	(1,266)	(1,475)

Fair value of plan assets at end of year	79,517	83,023	—	—

Funded status-accrued benefit obligations	$(23,866)	$(6,586)	$(4,475)	$(4,586)

AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Accrued payroll and benefits (current liabilities)	$(5,664)	$(3,139)	$(1,010)	$(997)
Accrued benefit obligations (long-term liabilities)	(18,202)	(3,447)	(3,465)	(3,589)

Net amount recognized	$(23,866)	$(6,586)	$(4,475)	$(4,586)

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net benefit cost	$949	$833	$147	$166

Net actuarial loss (gain)	20,756	(11,365)	917	134
Amortization of prior service (cost) credits	(12)	(12)	764	764
Amortization of unrecognized net loss	(2,414)	(2,504)	(673)	(645)

Total recognized in other comprehensive income, before tax	18,330	(13,881)	1,008	253

Total recognized in net periodic benefit cost and other comprehensive income	$19,279	$(13,048)	$1,155	$419

The accumulated benefit obligations and projected benefit obligations for the pension and SERP

	Pension		SERP
	July 1, 2012	July 3, 2011	July 1, 2012	July 3, 2011
Accumulated benefit obligation	$96,167	$84,902	$6,629	$4,158
Projected benefit obligation	$96,167	$84,902	$7,216	$4,707

Significant effect of health care trend on the postretirement benefit

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2012	$4	$(4)
Effect on postretirement benefit obligation as of July 1, 2012	$85	$(83)

Pension plan weighted-average asset allocations by asset category

	Target Allocation	July 1, 2012	July 3, 2011
Equity investments	70%	64%	70%
Fixed-income investments	30%	32%	26%
Other	—%	4%	4%

Total	100%	100%	100%

Summary, by asset category, of the fair value of pension plan assets

	June 30, 2012				June 30, 2011
Asset Catagory	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$3,411	$—	$—	$3,411	$630	$—	$—	$630
Equity Securities/Funds:
Small Cap	10,707	—	—	10,707	13,770	—	—	13,770
Mid Cap	8,404	—	—	8,404	9,139	—	—	9,139
Large Cap	17,872	—	—	17,872	19,234	—	—	19,234
International	13,650	—	—	13,650	15,398	—	—	15,398
Taxable/Fixed Income Bond Funds	22,313	—	—	22,313	21,157	—	—	21,157
Hedge Funds	—	—	3,160	3,160	—	—	3,695	3,695

Total	$76,357	$—	$3,160	$79,517	$79,328	$—	$3,695	$83,023

Changes in Level 3 investments for the pension plan assets

	Fair Value June 30, 2011	Net Purchases and Sales	Realized and Unrealized Gain (loss)	Fair Value June 30, 2012

Hedge Funds	$3,695	$0	$(535)	$3,160

Expected future benefit payments

	Pension and SERP Benefits	Postretirement Benefits
2013	$9,860	$1,010
2014	$5,055	$930
2015	$5,577	$836
2016	$5,311	$702
2017	$5,522	$557
2018–2022	$31,756	$1,271

Earnings Per Share ("EPS") (Tables)	12 Months Ended
Jul. 01, 2012
Earnings Per Share ("EPS") [Abstract]
Reconciliation of the components of the basic and diluted per share

	2012			2011			2010
	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic EPS	$8,793	3,300	$2.66	$5,418	3,285	$1.65	$3,421	3,271	$1.05

Stock-based compensation		30			38			9

Diluted EPS	$8,793	3,330	$2.64	$5,418	3,323	$1.63	$3,421	3,280	$1.04

Stock Option and Purchase Plans (Tables)	12 Months Ended
Jul. 01, 2012
Stock Option and Purchase Plans [Abstract]
Summary of stock option activity under our stock incentive plan

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at June 28, 2009	227,240	$38.07

Granted	80,000	$17.73
Exercised	(2,400)	$10.92
Expired	(2,790)	$61.22
Terminated	(4,400)	$10.92

Balance at June 27, 2010	297,650	$33.01

Granted	40,000	$22.47
Exercised	(2,600)	$10.92
Expired	(37,650)	$60.36
Terminated	—	$—

Balance at July 3, 2011	297,400	$28.32

Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Terminated	—	—

Balance at July 1, 2012	332,800	$28.19	5.4	$1,038

Exercisable as of:
July 1, 2012	192,700	$33.69	4.5	$702
July 3, 2011	155,800	$38.37	4.8	$479
June 27, 2010	149,350	$50.92	3.4	$212
Available for grant as of July 1, 2012	170,743

Summary of restricted stock activity under our stock incentive plan

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at June 28, 2009	28,200	$38.64

Granted	10,000	$14.75
Vested	(9,000)	$40.00
Forfeited	(1,700)	$32.28

Nonvested Balance at June 27, 2010	27,500	$29.90

Granted	20,000	$20.66
Vested	(8,600)	$47.78
Forfeited	—	—

Nonvested Balance at July 3, 2011	38,900	$21.19

Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01

Nonvested Balance at July 1, 2012	49,400	$20.45

Export Sales (Tables)	12 Months Ended
Jul. 01, 2012
Export Sales [Abstract]
Summary of export sales

	2012	2011	2010
Export Sales	$102,022	$103,232	$79,144
Percent of Net Sales	37%	40%	38%

Sales and Receivable Concentration (Tables)	12 Months Ended
Jul. 01, 2012
Sales and Receivable Concentration [Abstract]
Sales to largest customers

	2012		2011		2010
	Sales	%	Sales	%	Sales	%
General Motors Company	$64,588	23%	$63,617	24%	$51,673	25%
Ford Motor Company	33,854	12%	26,930	10%	18,435	9%
Chrysler Group LLC	90,796	33%	80,889	31%	68,216	33%

	$189,238	68%	$171,436	66%	$138,324	67%

Receivables from largest customers

	July 1, 2012		July 3, 2011
	Receivables	%	Receivables	%
General Motors Company	$10,230	23%	$9,208	23%
Ford Motor Company	5,738	13%	4,372	11%
Chrysler Group LLC	14,157	31%	12,103	30%

	$30,125	67%	$25,683	64%

Organization and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Jul. 01, 2012	Jul. 01, 2012 Currency buy sell under contract one [Member]	Jul. 03, 2011 Currency buy sell under contract one [Member]	Jul. 01, 2012 Currency buy sell under contract one [Member] Not Designated as Hedging Instruments [Member]	Jul. 01, 2012 Currency buy sell under contract two [Member]	Jul. 03, 2011 Currency buy sell under contract two [Member]	Jul. 01, 2012 Currency buy sell under contract two [Member] Not Designated as Hedging Instruments [Member]	Jul. 01, 2012 Currency buy sell under contract three [Member]	Jul. 01, 2012 Currency buy sell under contract three [Member] Not Designated as Hedging Instruments [Member]	Jul. 01, 2012 Currency buy sell under contract four [Member]	Jul. 01, 2012 Currency buy sell under contract four [Member] Not Designated as Hedging Instruments [Member]
Outstanding Mexican peso currency option contracts
Effective Starting Dates				Jul 2, 2012			Jul 2, 2012		Jul 6, 2012		Jul 6, 2012
Expiry date of contract	Jul 6, 2012			Jul 6, 2012			Jul 6, 2012		Jun 28, 2013		Jun 28, 2013
Notional Amount				$ 684			$ 684		$ 10,200		$ 10,200
Average Option Contractual Exchange Rate		11.85	11.85	11.85	12.85	12.85	12.85	12.4	12.4	13.4	13.4
Fair Value							$ (26)		$ 80		$ (449)

Organization and Summary of Significant Accounting Policies (Details 1) (Mexican peso option contracts [Member], Not Designated as Hedging Instruments [Member], USD $)
In Thousands, unless otherwise specified	Jul. 03, 2011 Other current assets [Member]	Jul. 01, 2012 Other current liabilities [Member]
Fair market value of all outstanding Mexican peso option contracts
Not designated as hedging instruments, assets, at fair value	$ 245
Not designated as hedging instruments, current liabilities, at fair value		$ (395)

Organization and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011
Pre-tax effects of the peso option contracts
Realized Gain	$ (420)	$ 33
Not Designated as Hedging Instruments [Member] | Mexican peso option contracts [Member]
Pre-tax effects of the peso option contracts
Realized Gain	18	33
Realized (loss)	(438)
Unrealized (loss) gain	$ (640)	$ 245

Organization and Summary of Significant Accounting Policies (Details 3) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Assets:
Total assets at fair value	$ 4,453	$ 4,763
Mexican peso option contracts [Member]
Assets:
Total assets at fair value	80	414
Liabilities:
Total liabilities at fair value	475	169
Stock Index Funds [Member] | Small Cap [Member]
Assets:
Total assets at fair value	209	306
Stock Index Funds [Member] | Mid Cap [Member]
Assets:
Total assets at fair value	206	294
Stock Index Funds [Member] | Large Cap [Member]
Assets:
Total assets at fair value	640	776
U.S. Treasury Securities [Member]
Assets:
Total assets at fair value	2,512	2,601
Cash and Cash Equivalents [Member]
Assets:
Total assets at fair value	806	372
Level 1 [Member]
Assets:
Total assets at fair value	4,373	4,349
Level 1 [Member] | Mexican peso option contracts [Member]
Assets:
Total assets at fair value
Level 1 [Member] | Stock Index Funds [Member] | Small Cap [Member]
Assets:
Total assets at fair value	209	306
Level 1 [Member] | Stock Index Funds [Member] | Mid Cap [Member]
Assets:
Total assets at fair value	206	294
Level 1 [Member] | Stock Index Funds [Member] | Large Cap [Member]
Assets:
Total assets at fair value	640	776
Level 1 [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets at fair value	2,512	2,601
Level 1 [Member] | Cash and Cash Equivalents [Member]
Assets:
Total assets at fair value	806	372
Level 2 [Member]
Assets:
Total assets at fair value	80	414
Level 2 [Member] | Mexican peso option contracts [Member]
Assets:
Total assets at fair value	80	414
Liabilities:
Total liabilities at fair value	475	169
Level 2 [Member] | Stock Index Funds [Member] | Small Cap [Member]
Assets:
Total assets at fair value
Level 2 [Member] | Stock Index Funds [Member] | Mid Cap [Member]
Assets:
Total assets at fair value		0
Level 2 [Member] | Stock Index Funds [Member] | Large Cap [Member]
Assets:
Total assets at fair value		0
Level 2 [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets at fair value		0
Level 2 [Member] | Cash and Cash Equivalents [Member]
Assets:
Total assets at fair value		0
Level 3 [Member]
Assets:
Total assets at fair value
Level 3 [Member] | Mexican peso option contracts [Member]
Assets:
Total assets at fair value
Level 3 [Member] | Stock Index Funds [Member] | Small Cap [Member]
Assets:
Total assets at fair value
Level 3 [Member] | Stock Index Funds [Member] | Mid Cap [Member]
Assets:
Total assets at fair value		0
Level 3 [Member] | Stock Index Funds [Member] | Large Cap [Member]
Assets:
Total assets at fair value		0
Level 3 [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets at fair value		0
Level 3 [Member] | Cash and Cash Equivalents [Member]
Assets:
Total assets at fair value		$ 0

Organization and Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Changes in the allowance for doubtful accounts
Balance, Beginning of Year	$ 400	$ 400	$ 750
Provision (Recovery) for Doubtful Accounts	116		(421)
Net (Write-offs) Recoveries	(16)		71
Balance, End of Year	$ 500	$ 400	$ 400

Organization and Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Jun. 28, 2009
Inventories
Finished products	$ 5,313	$ 5,899
Work in process	5,659	5,557
Purchased materials	11,564	11,879
Inventory, Gross, Total	22,536	23,335
Excess and obsolete reserve	(1,300)	(1,200)	(1,418)	(975)
Inventories, net	$ 21,236	$ 22,135

Organization and Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Activity related to the excess and obsolete inventory reserve
Balance, Beginning of Year	$ 1,200	$ 1,418	$ 975
Provision Charged to Expense	385	334	643
Amounts Written Off	285	552	200
Balance, End of Year	$ 1,300	$ 1,200	$ 1,418

Organization and Summary of Significant Accounting Policies (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Activity related to the repair and maintenance supply parts reserve
Balance, Beginning of Year	$ 695	$ 680	$ 630
Provision Charged to Expense	200	78	78
Amounts Written Off	395	63	28
Balance, End of Year	$ 500	$ 695	$ 680

Organization and Summary of Significant Accounting Policies (Details 8) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Intangible assets carrying value and accumulated amortization
Patents, engineering drawings and software	$ 890	$ 890
Less: accumulated amortization	(354)	(255)
Total	$ 536	$ 635

Organization and Summary of Significant Accounting Policies (Details 9)	12 Months Ended
Jul. 01, 2012
Land improvements [Member]
Estimated useful lives of the assets
Expected Useful Lives	20 years
Buildings and improvements [Member] | Maximum [Member]
Estimated useful lives of the assets
Expected Useful Lives	35 years
Buildings and improvements [Member] | Minimum [Member]
Estimated useful lives of the assets
Expected Useful Lives	20 years
Machinery and equipment [Member] | Maximum [Member]
Estimated useful lives of the assets
Expected Useful Lives	10 years
Machinery and equipment [Member] | Minimum [Member]
Estimated useful lives of the assets
Expected Useful Lives	3 years

Organization and Summary of Significant Accounting Policies (Details 10) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Property, plant and equipment
Gross	$ 152,014	$ 141,364
Less: accumulated depreciation	(105,684)	(100,728)
Total	46,330	40,636
Land and improvements [Member]
Property, plant and equipment
Gross	2,809	3,078
Buildings and improvements [Member]
Property, plant and equipment
Gross	18,522	18,983
Machinery and equipment [Member]
Property, plant and equipment
Gross	$ 130,683	$ 119,303

Organization and Summary of Significant Accounting Policies (Details 11) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	$ 152,014	$ 141,364
Property, plant and equipment, net	46,330	40,636
Mexico [Member]
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	62,497	58,902
Property, plant and equipment, net	$ 20,434	$ 19,360

Organization and Summary of Significant Accounting Policies (Details 12)	12 Months Ended
	Jul. 01, 2012 Supplier	Jul. 03, 2011 Supplier	Jun. 27, 2010 Supplier
Supplier Concentration
Percentage of inventory purchases from major suppliers	41.00%	40.00%	34.00%
Number of major suppliers	14	11	8

Organization and Summary of Significant Accounting Policies (Details 13) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Detail of items impacting other income, net
Foreign currency transaction gain (loss)	$ 1,369	$ (836)	$ (283)
Rabbi Trust gain	24	384	431
Unrealized (loss) gain on Mexican peso option contracts	(640)	245
Realized (loss) gain on Mexican peso option contracts	(420)	33
Other	249	394	164
Total	$ 582	$ 220	$ 312

Organization and Summary of Significant Accounting Policies (Details 14) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Changes in balance sheet amounts under self insured plans
Balance, Beginning of Year	$ 320	$ 320	$ 300
Provision Charged to Expense	4,148	3,077	3,041
Payments	4,148	3,077	3,021
Balance, End of Year	$ 320	$ 320	$ 320

Organization and Summary of Significant Accounting Policies (Details 15) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Changes in warranty reserve
Balance, Beginning of Year	$ 3,856	$ 1,718	$ 221
Provision Charged to Expense	2,050	2,807	2,560
Payments	948	669	1,063
Balance, End of Year	$ 4,958	$ 3,856	$ 1,718

Organization and Summary of Significant Accounting Policies (Details 16) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Accumulated other comprehensive loss
Unrecognized pension and postretirement benefit plan liabilities, net of tax	$ 31,762	$ 19,772	$ 28,222
Foreign currency translation	3,995	1,978	3,719
Accumulated Other Comprehensive Income (Loss), Total	$ 35,757	$ 21,750	$ 31,941

Organization and Summary of Significant Accounting Policies (Details 17) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Intrinsic value of stock options exercised and the fair value of stock options vested
Intrinsic value of options exercised	$ 26	$ 44	$ 35
Fair value of stock options vested	$ 268	$ 293	$ 114

Organization and Summary of Significant Accounting Policies (Details 18) (USD $)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Weighted average grant date fair value:
Options issued at grant date market value			$ 8.95
Options issued above grant date market value	$ 10.29	$ 7.48
Assumptions:
Risk free interest rates	1.23%	1.08%	3.14%
Expected volatility	59.88%	59.89%	49.73%
Expected dividend yield	1.74%	1.54%
Expected term (in years)	6 years	4 years	6 years

Organization and Summary of Significant Accounting Policies (Details 19) (USD $)	12 Months Ended
Jul. 01, 2012
Exercise Price Range One [Member]
Range of options outstanding
Exercise Price Range, Lower Range Limit	$ 10.92
Exercise Price Range, Upper Range Limit	$ 26.53
Number of Options Outstanding	244,800
Number of Options Exercisable	104,700
Weighted Average Exercise Price Outstanding	$ 17.93
Weighted Average Exercise Price Exercisable	$ 14.33
Weighted Average Remaining Contractual Life Outstanding (In Years)	6 years 8 months 12 days
Exercise Price Range Two [Member]
Range of options outstanding
Exercise Price Range, Lower Range Limit	$ 44.93
Exercise Price Range, Upper Range Limit	$ 63.25
Number of Options Outstanding	88,000
Number of Options Exercisable	88,000
Weighted Average Exercise Price Outstanding	$ 56.72
Weighted Average Exercise Price Exercisable	$ 56.72
Weighted Average Remaining Contractual Life Outstanding (In Years)	1 year 7 months 6 days
Exercise Price Range Three [Member]
Range of options outstanding
Weighted Average Exercise Price Outstanding	$ 28.19
Weighted Average Exercise Price Exercisable	$ 33.69

Organization and Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jul. 01, 2012 Associate	Jul. 03, 2011	Jun. 27, 2010	Jun. 28, 2009	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts	$ (116,000)		$ 421,000
Recovery of provision for doubtful accounts	(116,000)		421,000
Percentage of associate represent by labor union	8.70%
Shares of common stock available for grant	170,743
Organization and Summary of Significant Accounting Policies (Textual) [Abstract]
Maximum maturity of short-term investments classified as cash equivalents	3 months
Mexican peso contract: contract end date	Jul 6, 2012
Effective period of additional Mexican peco contract	Additional contracts that are effective July 6, 2012 through June 28, 2013
Gross balance of the repair and maintenance supply parts inventory	1,900,000	2,100,000
Goodwill impairment charge			223,000
Remaining useful life of intangible assets	5 years 4 months 24 days
Intangible amortization expense	99,000	99,000	99,000
Estimated intangible amortization expense Year one	99,000
Estimated intangible amortization expense Year two	99,000
Estimated intangible amortization expense Year three	99,000
Estimated intangible amortization expense Year four	99,000
Estimated intangible amortization expense Year five	99,000
Depreciation expense	6,700,000	6,500,000	7,000,000
Property, plant and equipment impairment	0	0	0
Number of full time associates	2,507
Number of associates represented by labor union	217
Research and development expenditures	1,200,000	1,500,000	900,000
Per individual per calendar year health coverage stop loss limit	150,000	150,000	150,000	150,000
Maximum life-time health insurance benefit per individual					2,000,000
Warranty provision resulting from specific customer warranty claim		1,150,000
Warranty provision resulting from specific customer warranty claim, paid	205,000
Warranty provision resulting from specific customer warranty claim, accrued	895,000
Unrecognized compensation cost related to stock options	695,000
Cash received from option exercises	28,000	28,000
Income tax benefit from options exercised	9,000	18,000
Assumed dividends in grant date fair value calculations			0
Stock Options [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted average period over which unrecognized compensation is expected to be recognized	10 months
Restricted Stock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stock options vest after date of grant	3 years
Unrecognized compensation cost related to to restricted stock grants	466,000
Weighted average period over which unrecognized compensation is expected to be recognized	11 months
Omnibus Stock Incentive Plan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Shares of common stock available for grant	1,700,000
Shares of common stock available for grant	170,743
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer model life production for which production equipment spare parts need to be maintained	15 years
Options expires after the grant date	10 years
Maximum [Member] | Stock Options [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stock options vest after date of grant	4 years
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer model life production for which production equipment spare parts need to be maintained	12 years
Options expires after the grant date	5 years
Minimum [Member] | Stock Options [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stock options vest after date of grant	1 year
Chrysler LLC's and General Motors Corporation's [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts				500,000
Recovery of provision for doubtful accounts			$ 421,000
Currency buy sell under contract one [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	11.85	11.85
Currency buy sell under contract two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	12.85	12.85
Currency buy sell under contract three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	12.4
Currency buy sell under contract four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	13.4

Investment in Joint Ventures (Details Textual) (USD $)	12 Months Ended								12 Months Ended				12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Jul. 01, 2012 ADAC-STRATTEC LLC. [Member]	Jul. 03, 2011 ADAC-STRATTEC LLC. [Member]	Jun. 27, 2010 ADAC-STRATTEC LLC. [Member]	Jun. 29, 2010 ADAC-STRATTEC LLC. [Member]	Jun. 27, 2010 ADAC-STRATTEC LLC. [Member] STRATTEC [Member]	Jul. 01, 2012 Strattec Power Access LLC [Member]	Jul. 03, 2011 Strattec Power Access LLC [Member]	Jun. 27, 2010 Strattec Power Access LLC [Member]	Nov. 30, 2008 Strattec Power Access LLC [Member]	Jul. 01, 2012 Vehicle Access Systems Technology LLC [Member]	Jul. 03, 2011 Vehicle Access Systems Technology LLC [Member]	Jun. 27, 2010 Vehicle Access Systems Technology LLC [Member]	Nov. 20, 2009 Vehicle Access Systems Technology LLC [Member]
Investment in Joint Ventures (Textual) [Abstract]
VAST China noncontrolling interest purchased by VAST LLC																40.00%
Goodwill impairment charge			$ 223,000										$ 284,000
Income (Loss) from Equity Method Investments, Total	(1,071,000)	1,246,000	1,008,000										(1,100,000)	1,200,000	1,000,000
Cash contributions to fund operating expenses of VAST LLC	200,000	450,000	100,000										600,000	1,350,000
Percentage ownership interest in less than wholly owned consolidated subsidiary				51.00%	51.00%		51.00%	50.10%	80.00%	80.00%	80.00%	80.00%
Additional interest in less than wholly owned consolidated subsidiary purchased by STRATTEC							0.90%
Less than wholly owned consolidated subsidiary impact on STRATTEC's net income				$ 1,700,000	$ 910,000	$ 114,000			$ 2,600,000	$ 2,500,000	$ 545,000
Percentage non-controlling ownership interest in less than wholly owned consolidated subsidiary									20.00%	20.00%	20.00%	20.00%

Equity (Loss) Earnings of Joint Venture (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Summarized statements of operations
STRATTEC's equity (loss) earnings of joint ventures	$ (1,071)	$ 1,246	$ 1,008
VAST [Member]
Summarized statements of operations
Net sales	76,373	78,002	67,711
Cost of goods sold	65,211	63,286	53,844
Gross profit	11,162	14,716	13,867
Engineering, selling and administrative expense	14,930	9,527	8,675
(Loss) income from operations	(3,768)	5,189	5,192
Other income (expense), net	246	(247)	(620)
(Loss) income before provision for Income taxes	(3,522)	4,942	4,572
(Benefit) provision for income taxes	(297)	1,202	1,035
Net (loss) income	(3,225)	3,740	3,537
Net income attributable to non-controlling interest			(537)
Net (loss) income attributable to VAST LLC	(3,225)	3,740	3,000
STRATTEC's share of VAST LLC net (loss) income	(1,075)	1,247	1,000
Intercompany profit eliminations	4	(1)	8
STRATTEC's equity (loss) earnings of joint ventures	$ (1,100)	$ 1,200	$ 1,000

Equity Loss Earnings of Joint Venture (Details 1) (VAST [Member], USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
VAST [Member]
Summarized balance sheets
Cash and cash equivalents	$ 5,622	$ 6,658
Receivables, net	16,025	15,267
Inventories, net	17,756	13,084
Other current assets	10,207	7,153
Total current assets	49,610	42,162
Property, plant and equipment, net	20,753	13,278
Other long-term assets	3,585	3,136
Total assets	73,948	58,576
Current liabilities	37,843	35,802
Long-term liabilities	11,381	626
Total liabilities	49,224	36,428
Net assets	24,724	22,148
STRATTEC's share of net assets	$ 8,241	$ 7,383

Loans To/From Related Parties (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Nov. 30, 2009 VAST [Member]	Dec. 31, 2009 STRATTEC [Member]	Jul. 01, 2012 STRATTEC [Member]	Nov. 30, 2009 STRATTEC [Member]	Dec. 31, 2009 WITTE [Member]	Jul. 01, 2012 WITTE [Member]	Nov. 30, 2009 WITTE [Member]	Dec. 31, 2009 ADAC [Member]	Jul. 01, 2012 ADAC [Member]	Nov. 30, 2009 ADAC [Member]
Loans To/From Related Parties (Textual) [Abstract]
VAST China noncontrolling interest purchased by VAST LLC			40.00%
Loan to joint venture - period end balance		$ 1,500,000				$ 2,500,000			$ 2,500,000			$ 2,500,000
Proceeds from repayment of loan to joint venture				1,000,000			1,000,000			1,000,000
Principal amount on outstanding loan terminated and converted to additional capital contributions in the joint venture investment	1,500,000				1,500,000			1,500,000			1,500,000
Accrued interest amounts terminated and converted to additional capital contributions in the joint venture investment	112,000				112,000			112,000			112,000
Loans from related parties		$ 1,850,000
Weighted average interest rate	7.60%	7.30%

Credit Facilities and Guarantees (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Credit Facilities and Guarantees (Textual) [Abstract]
Outstanding borrowing	$ 0	$ 0
Borrowings under any third party debt facilities	0	0	0
STRATTEC [Member]
Credit Facilities and Guarantees (Textual) [Abstract]
Expiry date of credit facility	Aug 1, 2014
Secured revolving credit facility	25
ADAC-STRATTEC credit facility [Member]
Credit Facilities and Guarantees (Textual) [Abstract]
Expiry date of credit facility	Jun 28, 2015
Secured revolving credit facility	$ 5
Interest on borrowings under the Credit Facility at varying rates based	London Interbank Offering rate plus 1 - 1.75% or the bank's prime rate

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Commitments and Contingencies (Textual) [Abstract]
Environmental reserve established in 1995	$ 3,000,000
Accrual for Environmental Loss Contingencies, Ending Balance	1,436,000	1,478,000	1,500,000
Cost incurred inception to date on installation and on-going monitoring of wells	440,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 1	10,300,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 2	9,800,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 3	6,500,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 4	706,000
Minimum rental commitments under all non-cancelable operating leases year 1	552,000
Minimum rental commitments under all non-cancelable operating leases year 2	527,000
Minimum rental commitments under all non-cancelable operating leases year 3	303,000
Rental expense under all non-cancelable operating leases	$ 723,000	$ 783,000	$ 553,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Currently payable (refundable):
Federal	$ 2,116	$ 1,181	$ (2,745)
State	219	167	230
Foreign	1,200	1,369	753
Total current income tax expense	3,535	2,717	(1,762)
Deferred tax (benefit) provision	54	(177)	3,428
Total tax provision (benefit)	$ 3,589	$ 2,540	$ 1,666

Income Taxes (Details 1)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes
US statutory rate	34.10%	34.00%	34.00%
State taxes, net of Federal tax benefit	(0.10%)	0.40%	4.10%
Foreign subsidiaries	(3.70%)	(1.90%)	(4.10%)
Non-controlling interest	(7.30%)	(7.20%)	(3.50%)
Valuation allowance		0.50%	2.80%
Other	(0.30%)	(0.70%)	(3.60%)
Total	22.70%	25.10%	29.70%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$ 190	$ 264
Payroll-related accruals	1,589	1,504
Environmental reserve	546	562
Inventory Reserve	437	401
Allowance for Doubtful Accounts	190	152
Accrued Warranty	1,663	1,169
Method change for inventory valuation		(460)
Other	781	588
Deferred tax assets gross current	5,396	4,180
Valuation allowance	(177)	(154)
Deferred tax assets net current	5,219	4,026
Deferred income taxes-noncurrent:
Accrued pension obligations	(9,482)	(9,080)
Unrecognized pension and postretirement benefit plan liabilities	19,467	12,118
Accumulated depreciation	(3,023)	(1,968)
Stock-based compensation	842	693
Postretirement obligations	728	1,153
NOL/credit carry-forwards	153	216
Other	1,057	562
Deferred tax assets gross noncurrent	9,742	3,694
Valuation allowance		(55)
Deferred tax assets net noncurrent	$ 9,742	$ 3,639

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 1,500	$ 1,125
Gross increases - tax positions in prior years		26
Gross decreases - tax positions in prior years	(2)
Gross increases - current period tax positions	43	349
Tax Years Closed
Unrecognized tax benefits, end of year	$ 1,541	$ 1,500

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Income Taxes (Textual) [Abstract]
State operating loss and credit carry-forwards	$ 196,000
Expiration date of state operating loss and credit carry-forwards	2013 through 2024
Valuation allowance	177,000
Foreign income before income taxes	5,300,000	3,600,000	2,900,000
Undistributed Earnings of Foreign Subsidiaries	8,700,000
Total liability for unrecognized tax benefits including interest	1,700,000	1,700,000
Unrecognized tax benefits	1,541,000	1,500,000	1,125,000
Unrecognized tax benefits, accrued interest	187,000	151,000
Unrecognized tax benefits, would effect tax rate	1,200,000	1,100,000
Maximum [Member]
Income Tax Contingency [Line Items]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Estimated Range of Change Upper Bound	616,000
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Positions Expected to Be Taken On Future Filings Estimated Range of Change Upper Bound	350,000
Minimum [Member]
Income Tax Contingency [Line Items]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Estimated Range of Change Lower Bound	0
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Positions Expected to Be Taken On Future Filings Estimated Range of Change Lower Bound	$ 0

Retirement Plans and Postretirement Costs (Details) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012
Pension and SERP Benefits [Member]
Amounts included in accumulated other comprehensive loss, net of tax
Prior service cost (credit)	$ 44
Net actuarial loss	30,132
Total	30,176
Postretirement Benefits [Member]
Amounts included in accumulated other comprehensive loss, net of tax
Prior service cost (credit)	(3,136)
Net actuarial loss	4,722
Total	$ 1,586

Retirement Plans and Postretirement Costs (Details 1) (USD $)	12 Months Ended				12 Months Ended
	Jun. 27, 2010	Jul. 01, 2012	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2012 Pension and SERP Benefits [Member]	Jul. 03, 2011 Pension and SERP Benefits [Member]	Jun. 27, 2010 Pension and SERP Benefits [Member]	Jul. 01, 2012 Postretirement Benefits [Member]	Jul. 03, 2011 Postretirement Benefits [Member]	Jun. 27, 2010 Postretirement Benefits [Member]
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost					$ 150,000	$ 70,000	$ 1,006,000	$ 11,000	$ 10,000	$ 124,000
Interest cost					4,784,000	4,692,000	5,047,000	227,000	275,000	701,000
Expected return on plan assets					(6,411,000)	(6,445,000)	(6,351,000)
Amortization of prior service cost (credit)					12,000	12,000	45,000	(764,000)	(764,000)	(388,000)
Amortization of unrecognized net loss					2,414,000	2,504,000	727,000	673,000	645,000	685,000
Net periodic benefit cost					949,000	833,000	474,000	147,000	166,000	1,122,000
Curtailment loss	505,000						505,000
Net benefit cost					949,000	833,000	979,000	147,000	166,000	1,122,000
Benefit Obligations:
Benefit obligations, Discount rate					4.56%	5.57%		4.56%	5.57%
Benefit obligations, expected return on plan assets		7.80%			7.50%	7.80%
Benefit Obligations, Rate of compensation increases - SERP					3.00%	3.00%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate					5.57%	5.41%		5.57%	5.41%
Net Periodic Benefit Cost, Expected return on plan assets					7.80%	8.00%
Net Periodic Benefit Cost, Rate of compensation increases - SERP					3.00%	3.00%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year					89,609,000	90,402,000		4,586,000	5,642,000
Service cost					150,000	70,000	1,006,000	11,000	10,000	124,000
Interest cost					4,784,000	4,692,000	5,047,000	227,000	275,000	701,000
Actuarial loss (gain)					12,663,000	(1,829,000)		917,000	134,000
Benefits paid					(3,823,000)	(3,726,000)		(1,266,000)	(1,475,000)
Benefit obligation at end of year					103,383,000	89,609,000	90,402,000	4,475,000	4,586,000	5,642,000
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year			79,517,000	83,023,000	83,023,000	68,768,000
Actual return on plan assets					(1,683,000)	15,981,000
Employer Contributions - Defined Benefit Plan					2,000,000	2,000,000		1,266,000	1,475,000
Benefits paid					(3,823,000)	(3,726,000)		(1,266,000)	(1,475,000)
Fair value of plan assets at end of year			79,517,000	83,023,000	79,517,000	83,023,000	68,768,000
Funded status - accrued benefit obligations					(23,866,000)	(6,586,000)		(4,475,000)	(4,586,000)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Accrued payroll and benefits (current liabilities)					(5,664,000)	(3,139,000)		(1,010,000)	(997,000)
Accrued benefit obligations (long-term liabilities)					(18,202,000)	(3,447,000)		(3,465,000)	(3,589,000)
Net amount recognized					(23,866,000)	(6,586,000)		(4,475,000)	(4,586,000)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net benefit cost					949,000	833,000	474,000	147,000	166,000	1,122,000
Net actuarial loss (gain)					20,756,000	(11,365,000)		917,000	134,000
Amortization of prior service (cost) credits					(12,000)	(12,000)		764,000	764,000
Amortization of unrecognized net loss					(2,414,000)	(2,504,000)		(673,000)	(645,000)
Total recognized in other comprehensive income, before tax					18,330,000	(13,881,000)		1,008,000	253,000
Total recognized in net periodic benefit cost and other comprehensive income					$ 19,279,000	$ (13,048,000)		$ 1,155,000	$ 419,000

Retirement Plans and Postretirement Costs (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Pension [Member]
Accumulated benefit obligations and projected benefit obligations
Accumulated benefit obligation	$ 96,167	$ 84,902
Projected benefit obligation	96,167	84,902
SERP [Member]
Accumulated benefit obligations and projected benefit obligations
Accumulated benefit obligation	6,629	4,158
Projected benefit obligation	$ 7,216	$ 4,707

Retirement Plans and Postretirement Costs (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jul. 01, 2012
Significant effect of health care trend on the postretirement benefit
Effect on total of service and interest cost components in fiscal 2012, 1% Increase	$ 4
Effect on total of service and interest cost components in fiscal 2012, 1% Decrease	(4)
Effect on postretirement benefit obligation as of July 1, 2012, 1% Increase	85
Effect on postretirement benefit obligation as of July 1, 2012, 1% Decrease	$ 83

Retirement Plans and Postretirement Costs (Details 4)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011
Pension plan weighted-average asset allocations by asset category
Target Allocation	100.00%
Plan assets - actual percentage	100.00%	100.00%
Equity investments [Member]
Pension plan weighted-average asset allocations by asset category
Target Allocation	70.00%
Plan assets - actual percentage	64.00%	70.00%
Fixed-income Investments [Member]
Pension plan weighted-average asset allocations by asset category
Target Allocation	30.00%
Plan assets - actual percentage	32.00%	26.00%
Other [Member]
Pension plan weighted-average asset allocations by asset category
Plan assets - actual percentage	4.00%	4.00%

Retirement Plans and Postretirement Costs (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 79,517	$ 83,023
Cash and Cash Equivalents [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,411	630
Taxable/Fixed Income Bond Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	22,313	21,157
Hedge Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,160	3,695
Level 1 [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	76,357	79,328
Level 1 [Member] | Cash and Cash Equivalents [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,411	630
Level 1 [Member] | Taxable/Fixed Income Bond Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	22,313	21,157
Level 2 [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Level 2 [Member] | Cash and Cash Equivalents [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Level 2 [Member] | Taxable/Fixed Income Bond Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Level 2 [Member] | Hedge Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Level 3 [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,160	3,695
Level 3 [Member] | Hedge Funds [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	3,160	3,695
Small Cap [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	10,707	13,770
Small Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	10,707	13,770
Small Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Mid Cap [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	8,404	9,139
Mid Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	8,404	9,139
Mid Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Large Cap [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,872	19,234
Large Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,872	19,234
Large Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
International Cap [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	13,650	15,398
International Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	13,650	15,398
International Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets

Retirement Plans and Postretirement Costs (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Changes in Level 3 investments for the pension plan assets
Fair value of pension plan assets	$ 79,517	$ 83,023
Hedge Funds [Member]
Changes in Level 3 investments for the pension plan assets
Fair value of pension plan assets	3,160	3,695
Net Purchase and Sales	0
Realized and Unrealized Gain (Loss)	$ (535)

Retirement Plans and Postretirement Costs (Details 7) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012
Pension and SERP Benefits [Member]
Expected future benefit payments
2013	$ 9,860
2014	5,055
2015	5,577
2016	5,311
2017	5,522
2018-2022	31,756
Postretirement Benefits [Member]
Expected future benefit payments
2013	1,010
2014	930
2015	836
2016	702
2017	557
2018-2022	$ 1,271

Retirement Plans and Postretirement Costs (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended										12 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2010	Jun. 27, 2010	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Dec. 31, 2009	Jun. 27, 2010 Cost of Sales [Member]	Jun. 27, 2010 Selling, General and Administrative Expenses [Member]	Jul. 01, 2012 Fixed-income Investments [Member]	Jul. 01, 2012 Pension and SERP Benefits [Member]	Jun. 27, 2010 Pension and SERP Benefits [Member]	Jul. 03, 2011 Pension and SERP Benefits [Member]	Jul. 01, 2012 Public equity [Member]	Jul. 01, 2012 SERP [Member]	Jul. 03, 2011 SERP [Member]	Jul. 01, 2012 Postretirement Benefits [Member]	Jul. 03, 2011 Postretirement Benefits [Member]	Jun. 27, 2010 Postretirement Benefits [Member]	Jul. 01, 2012 Fixed income [Member]	Jul. 01, 2012 Qualified Pension Plan [Member]	Jan. 31, 2009 U.S. Bargaining Unit Associates [Member]	Jun. 27, 2010 U.S. Bargaining Unit Associates [Member]	Jul. 01, 2012 U.S. Bargaining Unit Associates [Member]	Jul. 03, 2011 U.S. Bargaining Unit Associates [Member]	Dec. 31, 2009 U.S. Bargaining Unit Associates [Member]	Jan. 31, 2009 U.S. Salaried Associates [Member]	Jun. 27, 2010 U.S. Salaried Associates [Member]	Jul. 01, 2012 U.S. Salaried Associates [Member]	Jul. 03, 2011 U.S. Salaried Associates [Member]	Dec. 31, 2009 U.S. Salaried Associates [Member]	Dec. 31, 2008 U.S. Salaried Associates [Member]
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Curtailment loss					$ 505,000		$ 375,000	$ 130,000			$ 505,000
Prior service costs included in accumulated other comprehensive loss before tax to be recognized during fiscal 2013										12,000						764,000
Prior service costs included in accumulated other comprehensive loss after tax to be recognized during fiscal 2013										7,000						474,000
Net actuarial loss included in accumulated other comprehensive loss before tax expense to be recognized during fiscal 2013										4,500,000						898,000
Net actuarial loss included in accumulated other comprehensive loss after tax to be recognized during fiscal 2013										2,800,000						557,000
Percentage target asset allocation			100.00%						30.00%				70.00%						30.00%
Public equity return applied to target allocation in determining expected long term rate of return													10.00%						6.00%
Defined benefit plan assumptions used calculating benefit obligation expected long term return on assets			7.50%
Expected employer contributions during fiscal 2013														5,700,000		1,000,000				2,000,000
Employer contribution defined contribution plan			1,400,000	1,300,000	743,000
Percent of each dollar of eligible employee contributions matched by employer																					100.00%	100.00%	100.00%	100.00%	50.00%	100.00%	100.00%	100.00%	100.00%	20.00%	50.00%
Retirement Plans and Postretirement Costs (Additional Textual) [Abstract]
Rabbi Trust Assets - SERP			4,400,000	4,300,000
Projected benefit obligation										103,383,000	90,402,000	89,609,000		7,216,000	4,707,000	4,475,000	4,586,000	5,642,000
Postretirement Plan Annual Benefit Limit For Future Eligible Retirees			4,000
Defined benefit plan benefit for future eligible retirees period			5 years
Measurement date for pension and postretirement plans			2012-06-30
Health care cost trend rate for next fiscal year			8.50%
Ultimate health care cost trend rate			5.00%
Transfers in or out of Level 3 investments			$ 0
Benefit obligations, expected return on plan assets			7.80%							7.50%		7.80%
Actual Historical Annualized Returns Using Target Allocation - 5 Years			1.28%
Actual Historical Annualized Returns Using Target Allocation - 10 Years			6.16%
Actual Historical Annualized Returns Using Target Allocation - 15 Years			5.72%
Actual Historical Annualized Returns Using Target Allocation - 20 Years			7.68%
Actual Historical Annualized Returns Using Target Allocation - 25 Years			7.75%
Actual Historical Annualized Returns Using Target Allocation - 30 Years			10.31%
Maximum Percent of Eligible Employee Compensation matched by the employer	5.00%	5.00%	5.00%	5.00%		6.00%

Shareholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011
Shareholders Equity (Textual) [Abstract]
Common stock, shares authorized	12,000,000	12,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	3,303,784	3,289,478
Number of shares authorized to be repurchased	3,839,395
Number of shares repurchased to date	3,655,322
Cost of shares repurchased to date	$ 136.4

Earnings Per Share ("EPS") (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Reconciliation of the components of the basic and diluted per share
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ 8,793	$ 5,418	$ 3,421
Basic EPS, Shares	3,300	3,285	3,271
Basic EPS , Per Share Amount	$ 2.66	$ 1.65	$ 1.05
Dilutive impact of stock-based compensation	30	38	9
Diluted EPS, Net Income	$ 8,793	$ 5,418	$ 3,421
Diluted EPS, Shares	3,330	3,323	3,280
Diluted EPS, Per Share Amount	$ 2.64	$ 1.63	$ 1.04

Earnings Per Share ("EPS") (Details Textual) (USD $)	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Jun. 30, 2012 Stock Options [Member]	Jul. 03, 2011 Stock Options [Member]	Jun. 27, 2010 Stock Options [Member]
Earnings Per Share (Textual) [Abstract]
Antidilutive options excluded from earnings per share computation				248,000	142,000	207,650
Earnings Per Share (Additional Textual) [Abstract]
Antidilutive securities excluded from computation of earnings per share weighted average exercise price	$ 33.75	$ 43.57	$ 42.17

Stock Option and Purchase Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Summary of stock option activity under our stock incentive plan
Shares, Beginning Balance	297,400	297,650	227,240
Shares, Granted	40,000	40,000	80,000
Shares, Exercised	(2,600)	(2,600)	(2,400)
Shares, Expired	(2,000)	(37,650)	(2,790)
Shares, Terminated			(4,400)
Shares, Ending Balance	332,800	297,400	297,650
Weighted Average Exercise Price, Beginning Balance	$ 28.32	$ 33.01	$ 38.07
Weighted Average Exercise Price. Granted	$ 26.53	$ 22.47	$ 17.73
Weighted Average Exercise Price, Exercised	$ 10.92	$ 10.92	$ 10.92
Weighted Average Exercise Price, Expired	$ 37.58	$ 60.36	$ 61.22
Weighted Average Exercise Price, Terminated			$ 10.92
Weighted Average Exercise Price, Ending Balance	$ 28.19	$ 28.32	$ 33.01
Weighted Average Remaining Contractual Term, Balance at July 1, 2012	5 years 4 months 24 days
Aggregate Intrinsic Value, Balance at July 1, 2012	$ 1,038
Exercisable Shares	192,700	155,800	149,350
Weighted Average Exercise Price, Exercisable	$ 33.69	$ 38.37	$ 50.92
Weighted Average Remaining Contractual Term, Exercisable	4 years 6 months	4 years 9 months 18 days	3 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable	$ 702	$ 479	$ 212
Shares Available for grant	170,743

Stock Option and Purchase Plans (Details 1) (Restricted Stock [Member], USD $)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Restricted Stock [Member]
Summary of restricted stock activity under our stock incentive plan
Nonvested, Shares Beginning Balance	38,900	27,500	28,200
Granted, Shares	20,000	20,000	10,000
Vested, Shares	(9,300)	(8,600)	(9,000)
Forfeited, Shares	(200)		(1,700)
Nonvested, Shares Ending Balance	49,400	38,900	27,500
Nonvested, Weighted Average Grant Date Fair Value Beginning Balance	$ 21.19	$ 29.9	$ 38.64
Granted, Weighted Average Grant Date Fair Value	$ 23.01	$ 20.66	$ 14.75
Vested, Weighted Average Grant Date Fair Value	$ 29	$ 47.78	$ 40
Forfeited, Weighted Average Grant Date Fair Value	$ 23.01		$ 32.28
Nonvested, Weighted Average Grant Date Fair Value Ending Balance	$ 20.45	$ 21.19	$ 29.9

Stock Option and Purchase Plans (Details Textual) (USD $)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Stock Option and Purchase Plans (Additional Textual) [Abstract]
Options granted at price greater than market value	40,000	40,000
Exercise price of options granted at price greater than market value	$ 26.53	$ 22.47
Employee Stock Purchase Plan [Member]
Stock Option and Purchase Plans (Textual) [Abstract]
Maximum contribution per participant per calendar year	$ 5,200
Maximum number of shares authorized for issuance from treasury under the Employee Stock Purchase Plan	100,000
Shares issued from treasury stock under Employee Stock Purchase Plan	2,406	2,323	2,587
Employee stock purchase plan average price of shares purchased during period	$ 22.17	$ 26.78	$ 17.01
Shares available for issuance from treasury under the Employee Stock Purchase plan	73,351

Export Sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Summary of export sales
Export Sales	$ 102,022	$ 103,232	$ 79,144
Export sales as a percent of net sales	37.00%	40.00%	38.00%

Sales and Receivable Concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Sales to largest customers
Sales to largest customers, Amount	$ 189,238	$ 171,436	$ 138,324
Sales to largest customers, Percentage of net sales	68.00%	66.00%	67.00%
General Motors Company [Member]
Sales to largest customers
Sales to largest customers, Amount	64,588	63,617	51,673
Sales to largest customers, Percentage of net sales	23.00%	24.00%	25.00%
Ford Motor Company [Member]
Sales to largest customers
Sales to largest customers, Amount	33,854	26,930	18,435
Sales to largest customers, Percentage of net sales	12.00%	10.00%	9.00%
Chrysler Group LLC [Member]
Sales to largest customers
Sales to largest customers, Amount	$ 90,796	$ 80,889	$ 68,216
Sales to largest customers, Percentage of net sales	33.00%	31.00%	33.00%

Sales and Receivable Concentration (Details 1) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Receivables from largest customers
Receivables from largest customers, amount	$ 30,125	$ 25,683
Receivables from largest customers, percentage of gross receivables	67.00%	64.00%
General Motors Company [Member]
Receivables from largest customers
Receivables from largest customers, amount	10,230	9,208
Receivables from largest customers, percentage of gross receivables	23.00%	23.00%
Ford Motor Company [Member]
Receivables from largest customers
Receivables from largest customers, amount	5,738	4,372
Receivables from largest customers, percentage of gross receivables	13.00%	11.00%
Chrysler Group LLC [Member]
Receivables from largest customers
Receivables from largest customers, amount	$ 14,157	$ 12,103
Receivables from largest customers, percentage of gross receivables	31.00%	30.00%